UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2022

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	59.6%
U.S. Treasury Securities	17.4%
Corporate Bonds	10.9%
U.S. Government Agency Mortgage-Backed Securities	4.5%
Asset-Backed Securities	2.8%
Collateralized Mortgage Obligations	2.8%
Collateralized Loan Obligations	2.3%
Commercial Mortgage-Backed Securities	1.0%
Municipal Securities	0.7%
U.S. Government Agency Securities	0.3%
Sovereign Governments and Agencies	0.1%
Exchange-Traded Funds	0.1%
Bank Loan Obligations	0.1%
Preferred Stocks	—*
Short-Term Investments	0.6%
Other Assets and Liabilities	(3.2)%
*Category is less than 0.05% of total net assets.

Top Five Common Stocks Industries*	% of net assets
Software	5.9%
Semiconductors and Semiconductor Equipment	3.0%
Interactive Media and Services	3.0%
Technology Hardware, Storage and Peripherals	2.9%
Health Care Providers and Services	2.8%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$884.90	$4.21	0.90%
I Class	$1,000	$885.80	$3.27	0.70%
R5 Class	$1,000	$885.90	$3.27	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32	$3.51	0.70%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 59.6%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	15,303	$6,612,732
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	30,541	5,496,769
Auto Components — 0.5%
Aptiv PLC(1)	41,735	4,440,604
Automobiles — 1.2%
Tesla, Inc.(1)	12,561	10,937,616
Banks — 2.0%
Bank of America Corp.	79,405	2,833,171
JPMorgan Chase & Co.	72,025	8,596,904
Regions Financial Corp.	352,942	7,312,958
		18,743,033
Beverages — 1.0%
PepsiCo, Inc.	55,402	9,513,077
Biotechnology — 0.5%
Amgen, Inc.	12,510	2,917,207
Vertex Pharmaceuticals, Inc.(1)	6,094	1,665,003
		4,582,210
Building Products — 1.0%
Johnson Controls International PLC	107,633	6,443,988
Masco Corp.	49,448	2,605,415
		9,049,403
Capital Markets — 2.7%
Ameriprise Financial, Inc.	13,962	3,706,771
BlackRock, Inc.	6,658	4,159,119
Intercontinental Exchange, Inc.	22,748	2,634,446
Morgan Stanley	105,215	8,479,277
S&P Global, Inc.	16,397	6,173,471
		25,153,084
Chemicals — 1.6%
Air Products and Chemicals, Inc.	9,832	2,301,376
Ecolab, Inc.	14,006	2,371,776
Linde PLC	24,094	7,516,364
Sherwin-Williams Co.	10,561	2,903,853
		15,093,369
Communications Equipment — 1.2%
Cisco Systems, Inc.	228,248	11,179,587
Consumer Finance — 0.6%
American Express Co.	33,861	5,915,855
Containers and Packaging — 0.4%
Ball Corp.	43,086	3,496,860
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	106,142	4,914,375
Electric Utilities — 1.1%
NextEra Energy, Inc.	143,545	10,194,566

	Shares/ Principal Amount	Value
Electrical Equipment — 0.8%
Eaton Corp. PLC	28,571	$4,143,366
Generac Holdings, Inc.(1)	2,055	450,826
Rockwell Automation, Inc.	12,671	3,201,582
		7,795,774
Electronic Equipment, Instruments and Components — 1.2%
CDW Corp.	27,680	4,516,823
Cognex Corp.	34,565	2,337,631
Keysight Technologies, Inc.(1)	31,871	4,470,545
		11,324,999
Energy Equipment and Services — 0.8%
Schlumberger NV	205,261	8,007,232
Entertainment — 0.8%
Electronic Arts, Inc.	18,741	2,212,375
Walt Disney Co.(1)	51,812	5,783,774
		7,996,149
Equity Real Estate Investment Trusts (REITs) — 1.6%
Prologis, Inc.	95,762	15,349,691
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	7,568	4,024,057
Sysco Corp.	82,122	7,019,789
		11,043,846
Food Products — 0.5%
Mondelez International, Inc., Class A	72,006	4,642,947
Vital Farms, Inc.(1)	25,270	290,605
		4,933,552
Health Care Equipment and Supplies — 1.2%
Edwards Lifesciences Corp.(1)	55,258	5,845,191
Medtronic PLC	40,386	4,214,683
ResMed, Inc.	5,679	1,135,630
		11,195,504
Health Care Providers and Services — 2.8%
Cigna Corp.	30,641	7,561,586
CVS Health Corp.	67,307	6,470,222
Humana, Inc.	6,257	2,781,612
UnitedHealth Group, Inc.	19,986	10,163,880
		26,977,300
Hotels, Restaurants and Leisure — 1.1%
Booking Holdings, Inc.(1)	1,991	4,400,727
Chipotle Mexican Grill, Inc.(1)	855	1,244,547
Expedia Group, Inc.(1)	29,669	5,184,658
		10,829,932
Household Products — 1.0%
Colgate-Palmolive Co.	33,592	2,588,264
Procter & Gamble Co.	45,651	7,329,268
		9,917,532
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	35,513	6,872,121
Insurance — 1.1%
Marsh & McLennan Cos., Inc.	23,475	3,795,907
Prudential Financial, Inc.	28,200	3,059,982

	Shares/ Principal Amount	Value
Travelers Cos., Inc.	22,629	$3,870,917
		10,726,806
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	11,036	25,186,249
Alphabet, Inc., Class C(1)	1,404	3,228,259
		28,414,508
Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	7,143	17,754,855
IT Services — 2.6%
Accenture PLC, Class A	22,297	6,697,127
Mastercard, Inc., Class A	22,457	8,160,425
PayPal Holdings, Inc.(1)	10,350	910,075
Visa, Inc., Class A	39,963	8,517,314
		24,284,941
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	43,298	5,164,152
Thermo Fisher Scientific, Inc.	10,979	6,070,509
		11,234,661
Machinery — 1.4%
Cummins, Inc.	20,947	3,962,963
Deere & Co.	6,110	2,306,831
Parker-Hannifin Corp.	18,653	5,051,605
Xylem, Inc.	27,522	2,215,521
		13,536,920
Media — 0.3%
Comcast Corp., Class A	67,363	2,678,353
Multiline Retail — 0.3%
Target Corp.	14,139	3,232,882
Oil, Gas and Consumable Fuels — 1.1%
ConocoPhillips	111,147	10,616,761
Personal Products — 0.3%
Estee Lauder Cos., Inc., Class A	9,331	2,463,944
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	98,522	7,415,751
Merck & Co., Inc.	62,746	5,564,942
Novo Nordisk A/S, B Shares	32,267	3,685,738
Zoetis, Inc.	28,359	5,026,633
		21,693,064
Road and Rail — 0.7%
Norfolk Southern Corp.	14,361	3,703,415
Union Pacific Corp.	13,257	3,105,982
		6,809,397
Semiconductors and Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(1)	33,769	2,887,925
Analog Devices, Inc.	38,893	6,004,301
Applied Materials, Inc.	43,285	4,776,500
ASML Holding NV	8,155	4,628,276
NVIDIA Corp.	55,021	10,204,745
		28,501,747
Software — 5.9%
Adobe, Inc.(1)	9,920	3,927,824

	Shares/ Principal Amount	Value
Microsoft Corp.	167,181	$46,396,071
Salesforce, Inc.(1)	16,993	2,989,748
ServiceNow, Inc.(1)	3,437	1,643,230
Workday, Inc., Class A(1)	6,793	1,404,113
		56,360,986
Specialty Retail — 1.6%
Home Depot, Inc.	32,449	9,747,679
TJX Cos., Inc.	64,099	3,927,987
Tractor Supply Co.	9,277	1,868,852
		15,544,518
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	173,650	27,375,922
Textiles, Apparel and Luxury Goods — 0.7%
Deckers Outdoor Corp.(1)	5,554	1,475,975
NIKE, Inc., Class B	41,114	5,126,916
		6,602,891
TOTAL COMMON STOCKS (Cost $506,295,352)		565,399,928
U.S. TREASURY SECURITIES — 17.4%
U.S. Treasury Bonds, 5.00%, 5/15/37	$200,000	250,781
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,583,537
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	374,346
U.S. Treasury Bonds, 1.875%, 2/15/41	3,000,000	2,450,273
U.S. Treasury Bonds, 2.25%, 5/15/41	800,000	693,484
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,647,543
U.S. Treasury Bonds, 2.00%, 11/15/41	2,600,000	2,152,719
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	993,770
U.S. Treasury Bonds, 2.375%, 2/15/42	2,400,000	2,121,375
U.S. Treasury Bonds, 3.00%, 5/15/42	1,400,000	1,363,961
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	1,863,672
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,233,527
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	493,848
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	580,266
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	1,500,000	1,329,082
U.S. Treasury Bonds, 2.75%, 8/15/47	200,000	186,953
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	1,460,000	1,545,119
U.S. Treasury Bonds, 2.25%, 8/15/49	1,500,000	1,282,559
U.S. Treasury Bonds, 2.375%, 11/15/49	2,400,000	2,111,812
U.S. Treasury Bonds, 2.00%, 2/15/50	700,000	565,305
U.S. Treasury Bonds, 1.875%, 2/15/51	1,000,000	784,023
U.S. Treasury Bonds, 2.375%, 5/15/51	2,800,000	2,465,969
U.S. Treasury Bonds, 2.00%, 8/15/51	5,000,000	4,041,016
U.S. Treasury Bonds, 1.875%, 11/15/51	300,000	235,383
U.S. Treasury Bonds, 2.25%, 2/15/52	4,500,000	3,865,078
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	2,187,840	2,264,885
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	392,987
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	489,092
U.S. Treasury Notes, 0.125%, 8/31/23	2,000,000	1,939,297
U.S. Treasury Notes, 2.875%, 11/30/23	1,900,000	1,908,980
U.S. Treasury Notes, 1.50%, 2/29/24	2,000,000	1,958,516
U.S. Treasury Notes, 0.25%, 3/15/24	6,400,000	6,118,000
U.S. Treasury Notes, 0.375%, 4/15/24	8,500,000	8,124,805

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 0.75%, 11/15/24	$5,500,000	$5,217,051
U.S. Treasury Notes, 1.00%, 12/15/24	13,500,000	12,871,406
U.S. Treasury Notes, 1.125%, 1/15/25	1,500,000	1,431,914
U.S. Treasury Notes, 1.50%, 2/15/25	11,500,000	11,072,344
U.S. Treasury Notes, 1.125%, 2/28/25	3,300,000	3,144,281
U.S. Treasury Notes, 1.75%, 3/15/25	11,800,000	11,432,172
U.S. Treasury Notes, 0.25%, 5/31/25	1,000,000	922,109
U.S. Treasury Notes, 0.25%, 8/31/25	4,000,000	3,661,875
U.S. Treasury Notes, 2.625%, 12/31/25	200,000	197,863
U.S. Treasury Notes, 0.50%, 2/28/26	1,000,000	911,680
U.S. Treasury Notes, 1.375%, 8/31/26	1,400,000	1,310,914
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	94,426
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	663,660
U.S. Treasury Notes, 1.125%, 2/28/27	1,900,000	1,745,254
U.S. Treasury Notes, 1.875%, 2/28/27	13,000,000	12,380,469
U.S. Treasury Notes, 0.625%, 3/31/27	4,000,000	3,578,906
U.S. Treasury Notes, 2.50%, 3/31/27	1,500,000	1,470,000
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	441,523
U.S. Treasury Notes, 0.625%, 12/31/27	3,500,000	3,075,352
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	902,734
U.S. Treasury Notes, 1.25%, 3/31/28	1,700,000	1,542,086
U.S. Treasury Notes, 1.25%, 4/30/28	5,050,000	4,575,576
U.S. Treasury Notes, 1.50%, 11/30/28	1,500,000	1,368,809
U.S. Treasury Notes, 1.875%, 2/28/29	12,000,000	11,208,750
U.S. Treasury Notes, 2.375%, 3/31/29	5,100,000	4,917,516
U.S. Treasury Notes, 1.875%, 2/15/32	6,000,000	5,479,687
TOTAL U.S. TREASURY SECURITIES (Cost $175,484,325)		165,030,320
CORPORATE BONDS — 10.9%
Aerospace and Defense — 0.1%
Boeing Co., 5.15%, 5/1/30	340,000	338,022
Boeing Co., 5.81%, 5/1/50	230,000	230,447
Raytheon Technologies Corp., 4.125%, 11/16/28	570,000	570,952
		1,139,421
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(3)	335,000	275,003
Airlines — 0.1%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(3)	390,739	350,332
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(3)	568,000	562,183
		912,515
Auto Components†
Aptiv PLC, 3.10%, 12/1/51	290,000	199,615
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	700,000	692,650
General Motors Co., 5.15%, 4/1/38	370,000	349,178
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	748,430
General Motors Financial Co., Inc., 2.40%, 10/15/28	315,000	270,006
Toyota Motor Credit Corp., 1.90%, 4/6/28	420,000	379,623
		2,439,887
Banks — 1.5%
Banco Santander SA, 5.18%, 11/19/25	400,000	409,546

	Shares/ Principal Amount	Value
Banco Santander SA, VRN, 1.72%, 9/14/27	$200,000	$176,184
Banco Santander SA, VRN, 4.18%, 3/24/28	200,000	194,272
Bank of America Corp., VRN, 3.38%, 4/2/26	400,000	391,491
Bank of America Corp., VRN, 2.55%, 2/4/28	51,000	47,168
Bank of America Corp., VRN, 3.42%, 12/20/28	1,512,000	1,433,009
Bank of America Corp., VRN, 2.88%, 10/22/30	1,072,000	959,943
Bank of America Corp., VRN, 2.48%, 9/21/36	665,000	533,099
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(3)	329,000	290,667
BNP Paribas SA, VRN, 4.375%, 3/1/33(3)	168,000	159,283
Citigroup, Inc., VRN, 0.78%, 10/30/24	89,000	85,222
Citigroup, Inc., VRN, 2.01%, 1/25/26	684,000	646,933
Citigroup, Inc., VRN, 3.07%, 2/24/28	467,000	439,314
Citigroup, Inc., VRN, 3.52%, 10/27/28	709,000	675,675
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(3)	440,000	398,505
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	294,000	292,141
Fifth Third Bancorp, VRN, 4.34%, 4/25/33	95,000	94,741
FNB Corp., 2.20%, 2/24/23	460,000	456,156
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	320,000	308,166
HSBC Holdings PLC, VRN, 3.00%, 3/10/26	325,000	313,297
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	280,000	236,246
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	315,000	285,166
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	738,000	695,678
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	642,000	562,866
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	420,000	365,357
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	213,000	214,164
National Australia Bank Ltd., 2.33%, 8/21/30(3)	278,000	231,228
Societe Generale SA, 5.00%, 1/17/24(3)	565,000	573,481
Societe Generale SA, VRN, 1.79%, 6/9/27(3)	300,000	265,106
Societe Generale SA, VRN, 4.03%, 1/21/43(3)	200,000	154,240
Swedbank AB, 3.36%, 4/4/25(3)	200,000	198,653
US Bancorp, VRN, 2.49%, 11/3/36	415,000	349,278
Wells Fargo & Co., VRN, 3.53%, 3/24/28	334,000	321,037
Wells Fargo & Co., VRN, 3.07%, 4/30/41	605,000	487,740
Wells Fargo & Co., VRN, 4.61%, 4/25/53	171,000	168,678
Westpac Banking Corp., VRN, 2.89%, 2/4/30	205,000	195,714
Westpac Banking Corp., VRN, 3.02%, 11/18/36	225,000	186,723
		13,796,167
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	493,583
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	649,026
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	175,000	167,699
		1,310,308
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29	440,000	410,155
AbbVie, Inc., 4.40%, 11/6/42	240,000	228,149
Amgen, Inc., 1.65%, 8/15/28	540,000	471,384
CSL Finance PLC, 4.25%, 4/27/32(3)	257,000	255,095
		1,364,783
Building Products†
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	180,000	153,393

	Shares/ Principal Amount	Value
Capital Markets — 1.4%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	$601,000	$529,338
Blackstone Private Credit Fund, 3.25%, 3/15/27(3)	356,000	319,653
Blackstone Secured Lending Fund, 2.85%, 9/30/28(3)	285,000	239,685
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	85,000	68,207
Blue Owl Finance LLC, 4.125%, 10/7/51(3)	182,000	128,101
Charles Schwab Corp., 2.45%, 3/3/27	145,000	136,568
Coinbase Global, Inc., 3.375%, 10/1/28(3)	99,000	77,043
Deutsche Bank AG, VRN, 3.96%, 11/26/25	625,000	616,550
Deutsche Bank AG, VRN, 2.31%, 11/16/27	264,000	233,758
Deutsche Bank AG, VRN, 4.30%, 5/24/28	200,000	196,262
FS KKR Capital Corp., 4.25%, 2/14/25(3)	121,000	116,386
FS KKR Capital Corp., 3.125%, 10/12/28	240,000	209,284
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,000,000	966,228
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,713,000	1,540,351
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	320,000	307,598
Golub Capital BDC, Inc., 2.50%, 8/24/26	168,000	149,930
Hercules Capital, Inc., 2.625%, 9/16/26	303,000	273,121
Hercules Capital, Inc., 3.375%, 1/20/27	207,000	190,769
Main Street Capital Corp., 3.00%, 7/14/26	246,000	224,100
Morgan Stanley, VRN, 0.53%, 1/25/24	1,163,000	1,139,075
Morgan Stanley, VRN, 1.16%, 10/21/25	699,000	653,074
Morgan Stanley, VRN, 2.63%, 2/18/26	999,000	962,113
Morgan Stanley, VRN, 1.93%, 4/28/32	1,410,000	1,137,057
Morgan Stanley, VRN, 2.48%, 9/16/36	311,000	249,116
Owl Rock Capital Corp., 3.40%, 7/15/26	124,000	114,506
Owl Rock Capital Corp., 2.625%, 1/15/27	199,000	175,629
Owl Rock Core Income Corp., 5.50%, 3/21/25(3)	40,000	39,598
Owl Rock Core Income Corp., 3.125%, 9/23/26(3)	575,000	512,358
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(3)	334,000	341,931
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	72,000	69,861
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	317,000	279,174
Prospect Capital Corp., 3.71%, 1/22/26	277,000	257,318
Prospect Capital Corp., 3.44%, 10/15/28	147,000	122,627
UBS Group AG, VRN, 1.49%, 8/10/27(3)	425,000	377,507
		12,953,876
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	330,000	341,746
CF Industries, Inc., 4.95%, 6/1/43	240,000	232,878
		574,624
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	358,000	313,291
Waste Connections, Inc., 3.20%, 6/1/32	162,000	147,328
Waste Connections, Inc., 2.95%, 1/15/52	301,000	224,558
Waste Management, Inc., 2.50%, 11/15/50	150,000	107,281
		792,458
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	465,000	379,338
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	262,601
Martin Marietta Materials, Inc., 2.40%, 7/15/31	350,000	295,630
		558,231

	Shares/ Principal Amount	Value
Consumer Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	$308,000	$268,132
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	176,000	144,610
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	154,000	119,211
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	258,000	247,706
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	14,000	13,498
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(3)	335,000	288,606
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(3)	409,000	352,466
SLM Corp., 3.125%, 11/2/26	442,000	404,430
		1,838,659
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	447,000	415,513
WRKCo, Inc., 3.00%, 9/15/24	201,000	198,851
		614,364
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	197,666
Pepperdine University, 3.30%, 12/1/59	355,000	292,202
		489,868
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(3)	256,000	219,522
Block Financial LLC, 3.875%, 8/15/30	456,000	424,157
Corebridge Financial, Inc., 3.85%, 4/5/29(3)	226,000	216,153
Corebridge Financial, Inc., 4.35%, 4/5/42(3)	104,000	94,187
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	600,000	587,091
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	775,000	631,063
		2,172,173
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 4.35%, 3/1/29	875,000	884,275
AT&T, Inc., 5.25%, 3/1/37	793,000	842,687
AT&T, Inc., 4.90%, 8/15/37	365,000	369,179
AT&T, Inc., 5.15%, 3/15/42	460,000	471,318
AT&T, Inc., 4.80%, 6/15/44	94,000	90,397
AT&T, Inc., 4.55%, 3/9/49	410,000	392,652
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	550,000	495,221
Telefonica Emisiones SA, 4.90%, 3/6/48	700,000	644,025
Verizon Communications, Inc., 4.33%, 9/21/28	333,000	335,432
Verizon Communications, Inc., 1.75%, 1/20/31	445,000	363,735
Verizon Communications, Inc., 3.40%, 3/22/41	254,000	213,917
Verizon Communications, Inc., 4.86%, 8/21/46	235,000	237,298
		5,340,136
Electric Utilities — 0.6%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	313,053
Alfa Desarrollo SpA, 4.55%, 9/27/51(3)	99,730	78,351
Baltimore Gas and Electric Co., 2.25%, 6/15/31	237,000	204,094
Comision Federal de Electricidad, 4.68%, 2/9/51(3)	550,000	393,041
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	288,198
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	136,729
Duke Energy Corp., 2.55%, 6/15/31	180,000	153,763
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	312,591

	Shares/ Principal Amount	Value
Duke Energy Florida LLC, 3.85%, 11/15/42	$220,000	$196,358
Duke Energy Progress LLC, 2.00%, 8/15/31	440,000	372,565
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	313,504
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	130,232
Exelon Corp., 4.45%, 4/15/46	150,000	140,556
Exelon Corp., 4.10%, 3/15/52(3)	80,000	71,181
Florida Power & Light Co., 2.45%, 2/3/32	231,000	204,055
Florida Power & Light Co., 4.125%, 2/1/42	169,000	163,836
Indiana Michigan Power Co., 3.25%, 5/1/51	157,000	123,779
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	283,070
Northern States Power Co., 3.20%, 4/1/52	240,000	200,128
Pacific Gas and Electric Co., 4.20%, 6/1/41	155,000	122,764
PacifiCorp, 3.30%, 3/15/51	310,000	253,628
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	263,611
Public Service Electric and Gas Co., 3.10%, 3/15/32	234,000	218,308
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	360,000	289,840
Union Electric Co., 3.90%, 4/1/52	238,000	216,939
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	309,128
		5,753,302
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30	340,000	304,302
Entertainment — 0.2%
Magallanes, Inc., 3.76%, 3/15/27(3)	248,000	240,153
Magallanes, Inc., 5.05%, 3/15/42(3)	158,000	144,220
Magallanes, Inc., 5.14%, 3/15/52(3)	342,000	305,534
Netflix, Inc., 3.625%, 6/15/25(3)	83,000	81,220
Netflix, Inc., 4.875%, 4/15/28	702,000	688,255
Netflix, Inc., 5.875%, 11/15/28	175,000	180,688
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	194,000	184,881
		1,824,951
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.95%, 3/15/29	75,000	71,403
American Tower Corp., 4.05%, 3/15/32	173,000	162,447
Broadstone Net Lease LLC, 2.60%, 9/15/31	175,000	147,068
Corporate Office Properties LP, 2.00%, 1/15/29	345,000	288,269
EPR Properties, 4.75%, 12/15/26	228,000	223,956
EPR Properties, 4.95%, 4/15/28	635,000	611,564
EPR Properties, 3.60%, 11/15/31	171,000	144,997
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	420,000	428,937
LXP Industrial Trust, 2.375%, 10/1/31	465,000	377,839
National Health Investors, Inc., 3.00%, 2/1/31	795,000	651,960
National Retail Properties, Inc., 4.80%, 10/15/48	270,000	267,201
Office Properties Income Trust, 2.40%, 2/1/27	354,000	306,503
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	223,000	184,410
Piedmont Operating Partnership LP, 2.75%, 4/1/32	203,000	164,821
Rexford Industrial Realty LP, 2.15%, 9/1/31	454,000	372,441
Sabra Health Care LP, 3.20%, 12/1/31	420,000	352,780
STORE Capital Corp., 4.625%, 3/15/29	163,000	162,512
STORE Capital Corp., 2.70%, 12/1/31	687,000	572,580
Tanger Properties LP, 2.75%, 9/1/31	866,000	705,931
		6,197,619

	Shares/ Principal Amount	Value
Food and Staples Retailing — 0.1%
Sysco Corp., 5.95%, 4/1/30	$464,000	$506,676
Food Products — 0.1%
JDE Peet's NV, 2.25%, 9/24/31(3)	475,000	382,802
Kraft Heinz Foods Co., 5.00%, 6/4/42	379,000	365,431
Mondelez International, Inc., 2.75%, 4/13/30	208,000	186,260
		934,493
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27(3)	510,000	464,332
Baxter International, Inc., 2.54%, 2/1/32(3)	720,000	614,068
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	900,000	852,606
		1,931,006
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	560,000	489,275
Centene Corp., 4.625%, 12/15/29	244,000	236,680
Centene Corp., 3.375%, 2/15/30	399,000	357,047
CVS Health Corp., 1.75%, 8/21/30	310,000	253,025
CVS Health Corp., 4.78%, 3/25/38	160,000	158,440
CVS Health Corp., 5.05%, 3/25/48	220,000	221,674
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	150,227
HCA, Inc., 2.375%, 7/15/31	235,000	193,569
HCA, Inc., 3.50%, 7/15/51	330,000	245,282
Humana, Inc., 2.15%, 2/3/32	1,144,000	942,652
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	202,037
Roche Holdings, Inc., 2.61%, 12/13/51(3)	440,000	331,891
Universal Health Services, Inc., 1.65%, 9/1/26(3)	427,000	380,055
Universal Health Services, Inc., 2.65%, 10/15/30(3)	330,000	278,153
		4,440,007
Hotels, Restaurants and Leisure†
Marriott International, Inc., 3.50%, 10/15/32	372,000	332,583
Household Durables — 0.1%
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	302,589
Safehold Operating Partnership LP, 2.85%, 1/15/32	457,000	379,882
		682,471
Insurance — 0.4%
Alleghany Corp., 3.25%, 8/15/51	230,000	181,159
American International Group, Inc., 6.25%, 5/1/36	305,000	356,822
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	270,000	216,043
Athene Global Funding, 1.99%, 8/19/28(3)	326,000	275,688
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	221,000	193,263
Chubb INA Holdings, Inc., 2.85%, 12/15/51	208,000	158,895
GA Global Funding Trust, 2.90%, 1/6/32(3)	315,000	270,028
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	238,000	201,586
Guardian Life Global Funding, 1.625%, 9/16/28(3)	472,000	399,402
Hill City Funding Trust, 4.05%, 8/15/41(3)	416,000	325,600
Protective Life Global Funding, 3.22%, 3/28/25(3)	201,000	198,220
Prudential Financial, Inc., VRN, 5.125%, 3/1/52	306,000	298,061
RGA Global Funding, 2.70%, 1/18/29(3)	425,000	386,112
Sammons Financial Group, Inc., 4.75%, 4/8/32(3)	282,000	267,858
SBL Holdings, Inc., 5.125%, 11/13/26(3)	330,000	328,062
		4,056,799

	Shares/ Principal Amount	Value
Internet and Direct Marketing Retail†
Amazon.com, Inc., 3.95%, 4/13/52	$237,000	$227,568
IT Services†
Fiserv, Inc., 2.65%, 6/1/30	380,000	330,387
Life Sciences Tools and Services — 0.1%
Danaher Corp., 2.80%, 12/10/51	320,000	237,035
Illumina, Inc., 2.55%, 3/23/31	527,000	449,584
		686,619
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	275,000	236,596
Comcast Corp., 3.75%, 4/1/40	440,000	396,368
Discovery Communications LLC, 4.65%, 5/15/50	245,000	211,168
Grupo Televisa SAB, 5.00%, 5/13/45	550,000	521,658
Omnicom Group, Inc., 2.60%, 8/1/31	325,000	281,065
Paramount Global, 4.20%, 6/1/29	280,000	269,188
Paramount Global, 4.375%, 3/15/43	265,000	219,374
Time Warner Cable LLC, 4.50%, 9/15/42	675,000	558,994
Walt Disney Co., 4.70%, 3/23/50	210,000	214,505
		2,908,916
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	440,000	367,811
Nucor Corp., 3.125%, 4/1/32	342,000	308,106
South32 Treasury Ltd., 4.35%, 4/14/32(3)	340,000	328,253
Teck Resources Ltd., 6.25%, 7/15/41	390,000	423,916
		1,428,086
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	402,611
CenterPoint Energy, Inc., 2.65%, 6/1/31	285,000	250,089
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	270,242
NiSource, Inc., 5.65%, 2/1/45	290,000	297,156
Sempra Energy, 3.25%, 6/15/27	180,000	172,578
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	429,185
		1,821,861
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31	480,000	409,977
Target Corp., 2.95%, 1/15/52	327,000	260,098
		670,075
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(3)	440,000	411,344
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	150,563
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	204,168
Cenovus Energy, Inc., 2.65%, 1/15/32	280,000	238,679
Continental Resources, Inc., 2.27%, 11/15/26(3)	310,000	283,540
Continental Resources, Inc., 2.875%, 4/1/32(3)	217,000	179,633
Diamondback Energy, Inc., 3.50%, 12/1/29	300,000	281,925
Diamondback Energy, Inc., 4.25%, 3/15/52	72,000	63,143
Enbridge, Inc., 3.40%, 8/1/51	130,000	102,305
Energy Transfer LP, 3.60%, 2/1/23	160,000	160,332
Energy Transfer LP, 4.25%, 3/15/23	370,000	372,919
Energy Transfer LP, 3.75%, 5/15/30	400,000	369,390
Energy Transfer LP, 4.90%, 3/15/35	270,000	256,281

	Shares/ Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$460,000	$442,173
Enterprise Products Operating LLC, 3.30%, 2/15/53	220,000	165,692
Equinor ASA, 3.25%, 11/18/49	230,000	191,444
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	884,349	740,998
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	250,000	273,460
MPLX LP, 4.95%, 3/14/52	330,000	303,123
Petroleos Mexicanos, 3.50%, 1/30/23	300,000	298,150
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	40,638
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	1,000,000	901,611
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	640,000	663,209
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	92,820
		7,187,540
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	341,526
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(3)	275,000	247,381
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	427,000	392,886
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	242,947
Merck & Co., Inc., 1.70%, 6/10/27	330,000	302,063
Royalty Pharma PLC, 2.20%, 9/2/30	235,000	196,595
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	840,000	816,573
Viatris, Inc., 4.00%, 6/22/50	91,000	67,441
		2,018,505
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31	316,000	260,632
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(3)	201,000	174,454
		435,086
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	283,174
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	166,349
DAE Funding LLC, 1.55%, 8/1/24(3)	395,000	368,762
DAE Funding LLC, 3.375%, 3/20/28(3)	642,000	586,627
Union Pacific Corp., 3.55%, 8/15/39	450,000	404,881
		1,809,793
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.00%, 4/15/29(3)	191,000	182,393
Broadcom, Inc., 4.93%, 5/15/37(3)	295,000	276,079
Intel Corp., 2.80%, 8/12/41	580,000	457,360
Intel Corp., 3.20%, 8/12/61	220,000	166,677
Microchip Technology, Inc., 4.25%, 9/1/25	961,000	954,314
Qorvo, Inc., 4.375%, 10/15/29	380,000	353,544
Qorvo, Inc., 3.375%, 4/1/31(3)	317,000	266,004
		2,656,371
Software†
Oracle Corp., 3.60%, 4/1/40	395,000	306,495
Workday, Inc., 3.70%, 4/1/29	142,000	135,861
		442,356
Specialty Retail — 0.2%
AutoNation, Inc., 1.95%, 8/1/28	155,000	132,664

	Shares/ Principal Amount	Value
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	$495,000	$413,722
Home Depot, Inc., 3.90%, 6/15/47	50,000	46,234
Home Depot, Inc., 2.375%, 3/15/51	397,000	277,083
Lowe's Cos., Inc., 2.625%, 4/1/31	690,000	605,460
Lowe's Cos., Inc., 4.25%, 4/1/52	710,000	639,181
		2,114,344
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.65%, 2/8/51	480,000	364,412
Dell International LLC / EMC Corp., 5.30%, 10/1/29	180,000	185,877
Dell International LLC / EMC Corp., 8.10%, 7/15/36	226,000	276,993
HP, Inc., 4.00%, 4/15/29	175,000	166,579
HP, Inc., 4.20%, 4/15/32	162,000	148,714
		1,142,575
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	595,000	567,730
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	371,000	370,603
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	340,550
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	814,000	804,334
T-Mobile USA, Inc., 3.50%, 4/15/31	395,000	350,641
T-Mobile USA, Inc., 3.40%, 10/15/52(3)	160,000	121,498
Vodafone Group PLC, VRN, 4.125%, 6/4/81	465,000	402,511
		1,678,984
TOTAL CORPORATE BONDS (Cost $116,982,841)		103,695,884
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.36%, (1-year H15T1Y plus 2.25%), 9/1/35	69,070	71,961
FHLMC, VRN, 2.18%, (12-month LIBOR plus 1.87%), 7/1/36	18,752	19,479
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	63,356	66,140
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.26%), 4/1/37	76,474	79,506
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	69,236	72,056
FHLMC, VRN, 2.88%, (12-month LIBOR plus 1.63%), 1/1/44	77,618	78,563
FHLMC, VRN, 2.62%, (12-month LIBOR plus 1.60%), 6/1/45	40,727	42,144
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	122,056	125,434
FHLMC, VRN, 3.10%, (12-month LIBOR plus 1.64%), 9/1/47	180,487	182,042
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	35,187	36,556
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	34,268	35,558
FNMA, VRN, 2.24%, (1-year H15T1Y plus 2.16%), 3/1/38	63,913	66,570
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	110,765	110,287
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47	68,041	67,640
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	107,018	108,678
		1,162,614
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.4%
FHLMC, 3.00%, 7/1/51	1,237,962	1,172,734
FHLMC, 3.00%, 7/1/51	850,312	804,983
FHLMC, 2.50%, 8/1/51	2,010,651	1,837,906
FHLMC, 2.50%, 10/1/51	1,126,205	1,032,799
FHLMC, 3.00%, 12/1/51	1,244,032	1,177,707
FNMA, 3.50%, 3/1/34	125,570	126,147

	Shares/ Principal Amount	Value
FNMA, 4.50%, 9/1/41	$151,837	$158,093
FNMA, 3.50%, 5/1/42	753,812	745,442
FNMA, 3.50%, 6/1/42	247,060	244,301
FNMA, 3.00%, 6/1/51	172,668	164,158
FNMA, 2.50%, 12/1/51	1,447,746	1,323,172
FNMA, 3.00%, 2/1/52	1,233,421	1,167,660
FNMA, 3.00%, 2/1/52	3,607,842	3,413,706
GNMA, 4.00%, TBA	3,930,000	3,936,908
GNMA, 7.00%, 4/20/26	11,720	12,302
GNMA, 7.50%, 8/15/26	7,213	7,601
GNMA, 7.00%, 2/15/28	695	696
GNMA, 7.00%, 5/15/31	19,211	20,850
GNMA, 5.50%, 11/15/32	50,131	54,993
GNMA, 4.50%, 6/15/41	174,971	186,062
GNMA, 3.50%, 6/20/42	296,138	296,220
GNMA, 3.50%, 3/15/46	1,392,777	1,399,498
GNMA, 3.50%, 6/20/51	1,118,099	1,098,030
GNMA, 2.50%, 9/20/51	1,346,786	1,253,140
UMBS, 3.50%, TBA	11,320,000	10,981,284
UMBS, 4.00%, TBA	9,322,000	9,271,749
		41,888,141
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $44,750,469)		43,050,755
ASSET-BACKED SECURITIES — 2.8%
Aaset Trust, Series 2021-2A, Class A SEQ, 2.80%, 1/15/47(3)	1,544,573	1,394,135
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	584,564
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(3)	429,660	426,367
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II SEQ, 4.72%, 6/5/49(3)	878,130	865,782
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	840,122	748,387
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)	650,616	570,623
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	1,544,070	1,426,334
DI Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.72%, 9/15/51(3)	1,900,000	1,769,049
Edgeconnex Data Centers, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(3)	948,000	922,046
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	1,200,000	1,101,554
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	950,000	840,686
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	1,100,000	966,683
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(3)	1,800,000	1,693,645
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)	1,253,566	1,144,557
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	386,198	364,093
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	748,403	691,395
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	526,226	486,423

	Shares/ Principal Amount	Value
J.G. Wentworth XL LLC, Series 2017-3A, Class B, 5.43%, 2/15/69(3)	$90,228	$93,281
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	550,000	537,861
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	168,890	179,071
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class B, 5.43%, 8/15/62(3)	204,304	216,956
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(3)	1,167,791	1,064,296
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	1,610,684	1,440,142
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(3)	1,167,857	1,061,122
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1 SEQ, 1.91%, 10/20/61(3)	1,625,000	1,460,441
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,925,000	1,745,417
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	447,036
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(3)	450,000	394,206
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	323,123	306,607
Slam Ltd., Series 2021-1A, Class A SEQ, 2.43%, 6/15/46(3)	624,666	559,864
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(3)	523,688	441,344
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	101,674	100,127
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	242,289	241,099
TOTAL ASSET-BACKED SECURITIES (Cost $28,745,821)		26,285,193
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,127	3,933
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	94,196	95,246
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.72%, 6/25/34	58,328	58,590
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 3.17%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	397,074
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.62%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	358,321
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.67%, (1-month LIBOR plus 4.00%), 8/26/30(3)	290,777	292,078
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.49%, (30-day average SOFR plus 1.20%), 2/25/50(3)	375,750	370,193
CHNGE Mortgage Trust, Series 2022-1 Class A1 SEQ, VRN, 3.01%, 1/25/67(3)	806,310	778,103
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	183,750	185,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,310	1,233
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	356,217	341,219
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	431,664	416,530
Credit Suisse Mortgage Trust, Series 2022-NQM2, Class A3, VRN, 4.00%, 2/25/67(3)	600,000	572,546

	Shares/ Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(3)	$320,084	$295,384
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 2.99%, (30-day average SOFR plus 2.70%), 10/25/33(3)	525,000	527,924
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.55%, 10/25/34	90,187	92,235
GCAT Trust, Series 2021-CM2, Class A1 SEQ, VRN, 2.35%, 8/25/66(3)	1,415,655	1,373,093
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	307,604	293,975
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	24,308	23,606
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.48%, 5/25/34	41,031	40,070
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	57,257	58,497
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.92%, (1-month LIBOR plus 3.25%), 10/25/30(3)	240,705	240,865
Home RE Ltd., Series 2021-1, Class M1B, VRN, 2.22%, (1-month LIBOR plus 1.55%), 7/25/33(3)	360,000	357,964
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.125%, (30-day average SOFR plus 2.85%), 10/25/34(3)	425,000	425,000
Imperial Fund Mortgage Trust, Series 2021-NQM4, Class A1, VRN, 2.09%, 1/25/57(3)	536,428	477,409
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(3)	139,656	133,395
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	200,783	192,912
JP Morgan Mortgage Trust, Series 2021-12, Class A4 SEQ, VRN, 2.50%, 2/25/52(3)	1,002,225	936,096
JP Morgan Mortgage Trust, Series 2021-13, Class A3, VRN, 2.50%, 4/25/52(3)	1,109,471	982,086
JP Morgan Mortgage Trust, Series 2022-4, Class A3, VRN, 3.00%, 10/25/52(3)	400,000	368,187
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A3 SEQ, VRN, 3.52%, 7/25/52(3)	631,154	580,053
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 11/21/34	80,115	79,368
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	34,614	34,049
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	77,446	76,874
MFA Trust, Series 2021-INV2, Class A3 SEQ, VRN, 2.26%, 11/25/56(3)	797,265	737,627
MFA Trust, Series 2022-INV1, Class A1 SEQ, 3.91%, 4/25/66(3)	490,882	486,164
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 1.42%, (1-month LIBOR plus 0.75%), 5/25/55(3)	750,000	744,966
Oceanview Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 10/25/51(3)	987,419	915,528
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	886,723	775,482
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	348,808	324,907
PSMC Trust, Series 2021-3, Class A3 SEQ, VRN, 2.50%, 8/25/51(3)	1,052,700	978,678
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	428,976	400,102
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	42,547	41,559

	Shares/ Principal Amount	Value
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	$446,000	$446,793
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	31,017	31,312
Verus Securitization Trust, Series 2021-7, Class A1, VRN, 1.83%, 10/25/66(3)	559,411	522,027
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	282,880	276,553
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	323,483	315,500
Verus Securitization Trust, Series 2022-3, Class A1 SEQ, 4.13%, 2/25/67(3)	809,100	798,992
Verus Securitization Trust, Series 2022-4, Class A3 SEQ, VRN, 4.74%, 4/25/67(3)	749,000	740,190
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, VRN, 2.50%, 6/25/51(3)	799,682	745,856
		20,742,134
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.67%, (1-month LIBOR plus 4.00%), 8/25/24	91,067	92,041
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.92%, (1-month LIBOR plus 3.25%), 5/25/25	50,936	51,345
FHLMC, Series 2019-DNA2, Class M2, VRN, 3.12%, (1-month LIBOR plus 2.45%), 3/25/49(3)	397,607	399,733
FHLMC, Series 2020-DNA5, Class M2, VRN, 3.09%, (30-day average SOFR plus 2.80%), 10/25/50(3)	409,914	413,169
FHLMC, Series 2020-HQA3, Class M2, VRN, 4.27%, (1-month LIBOR plus 3.60%), 7/25/50(3)	36,141	36,193
FHLMC, Series 2021-DNA6, Class M2, VRN, 1.79%, (30-day average SOFR plus 1.50%), 10/25/41(3)	1,715,000	1,655,015
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	1,392,312	255,570
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	429,725	83,344
FNMA, Series 2013-C01, Class M2, VRN, 5.92%, (1-month LIBOR plus 5.25%), 10/25/23	518,613	540,401
FNMA, Series 2014-C02, Class 2M2, VRN, 3.27%, (1-month LIBOR plus 2.60%), 5/25/24	156,762	158,025
FNMA, Series 2014-C04, Class 1M2, VRN, 5.57%, (1-month LIBOR plus 4.90%), 11/25/24	176,255	186,072
FNMA, Series 2015-C04, Class 1M2, VRN, 6.37%, (1-month LIBOR plus 5.70%), 4/25/28	404,298	434,168
FNMA, Series 2015-C04, Class 2M2, VRN, 6.22%, (1-month LIBOR plus 5.55%), 4/25/28	911,137	955,040
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.67%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	114,053
		5,374,169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,077,235)		26,116,303
COLLATERALIZED LOAN OBLIGATIONS — 2.3%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 3.125%, (3-month LIBOR plus 1.90%), 10/27/33(3)	600,000	600,503
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/22/32(3)	1,090,000	1,078,799
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 2.79%, (3-month LIBOR plus 1.65%), 4/22/31(3)	550,000	545,129
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 2.84%, (3-month LIBOR plus 1.80%), 1/15/29(3)	1,000,000	989,470
Bain Capital Credit CLO Ltd., Series 2019-2A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 10/17/32(3)	550,000	540,536
BDS Ltd., Series 2021-FL7, Class C, VRN, 2.25%, (1-month LIBOR plus 1.70%), 6/16/36(3)	1,125,000	1,106,579

	Shares/ Principal Amount	Value
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.08%, (3-month LIBOR plus 1.02%), 4/20/31(3)	$575,000	$570,557
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/15/30(3)	725,000	715,990
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.66%, (3-month LIBOR plus 2.20%), 8/14/30(3)	700,000	691,926
CarVal CLO III Ltd., Series 2019-2A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/32(3)	500,000	491,724
Cedar Funding Ltd., Series 2019-10A, Class BR, VRN, 2.66%, (3-month LIBOR plus 1.60%), 10/20/32(3)	600,000	593,651
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 2.60%, (3-month LIBOR plus 1.56%), 7/23/33(3)	800,000	792,005
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.40%), 11/22/33(3)	672,790	669,511
KKR CLO Ltd., Series 2018, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 7/18/30(3)	575,000	570,814
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.21%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	447,231
KKR CLO Ltd., Series 2030A, Class BR, VRN, 2.64%, (3-month LIBOR plus 1.60%), 10/17/31(3)	1,025,000	1,015,707
KREF Ltd., Series 2021-FL2, Class B, VRN, 2.20%, (1-month LIBOR plus 1.65%), 2/15/39(3)	800,000	785,672
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.30%, (3-month LIBOR plus 1.26%), 1/15/33(3)	450,000	448,292
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 7/15/33(3)	1,075,000	1,065,670
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 2.00%, (1-month LIBOR plus 1.45%), 10/16/36(3)	1,075,000	1,057,435
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 2.54%, (3-month LIBOR plus 1.50%), 7/19/30(3)	800,000	790,452
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 3.23%, (3-month SOFR plus 1.90%), 10/15/30(3)(4)	550,000	550,000
Parallel Ltd., Series 2019-1A, Class BR, VRN, 2.86%, (3-month LIBOR plus 1.80%), 7/20/32(3)	825,000	809,532
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 3.16%, (3-month LIBOR plus 2.10%), 10/20/31(3)	750,000	732,210
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 2.76%, (3-month LIBOR plus 1.70%), 1/20/32(3)	1,350,000	1,328,378
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 2.83%, (3-month LIBOR plus 1.65%), 4/25/31(3)	1,050,000	1,036,371
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 2.61%, (3-month LIBOR plus 1.57%), 10/18/30(3)	1,150,000	1,142,648
THL Credit Wind River CLO Ltd., Series 2019-3A, Class BR, VRN, 2.69%, (3-month LIBOR plus 1.65%), 4/15/31(3)	850,000	844,110
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,250,484)		22,010,902
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
BDS Ltd., Series 2021-FL8, Class C, VRN, 2.10%, (1-month LIBOR plus 1.55%), 1/18/36(3)	500,000	490,993
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.45%, (1-month LIBOR plus 1.90%), 1/18/36(3)	400,000	382,814
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)	975,000	867,196
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)	1,100,000	953,935
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.95%, (1-month LIBOR plus 2.40%), 9/15/36(3)	1,200,000	1,158,320
BXMT Ltd., Series 2020-FL2, Class C, VRN, 2.03%, (30-day average SOFR plus 1.76%), 2/15/38(3)	1,090,000	1,070,644

	Shares/ Principal Amount	Value
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 2.67%, (1-month LIBOR plus 2.12%), 11/15/38(3)	$1,497,000	$1,450,537
OPG Trust, Series 2021-PORT, Class E, VRN, 2.08%, (1-month LIBOR plus 1.53%), 10/15/36(3)	1,431,000	1,367,213
PFP Ltd., Series 2019-5, Class B, VRN, 2.20%, (1-month LIBOR plus 1.65%), 4/14/36(3)	550,000	547,652
PFP Ltd., Series 2021-8, Class C, VRN, 2.35%, (1-month LIBOR plus 1.80%), 8/9/37(3)	807,000	792,973
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,616,139)		9,082,277
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	382,299
California State University Rev., 2.98%, 11/1/51	500,000	405,100
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	254,144
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	660,000	573,442
Houston GO, 3.96%, 3/1/47	120,000	116,620
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	125,807
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	73,280
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	766,037
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	481,191
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	143,678
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	271,885
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	125,710
New York City GO, 6.27%, 12/1/37	95,000	112,072
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	260,728
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	117,139
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,412
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	193,522
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	343,630
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	254,361
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	121,812
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	131,994
State of California GO, 4.60%, 4/1/38	355,000	370,532
State of California GO, 7.55%, 4/1/39	100,000	138,824
State of California GO, 7.30%, 10/1/39	160,000	211,649
State of California GO, 7.60%, 11/1/40	80,000	112,793
State of Washington GO, 5.14%, 8/1/40	20,000	22,351
TOTAL MUNICIPAL SECURITIES (Cost $6,256,290)		6,166,012
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 0.75%, 10/8/27	2,000,000	1,778,981
FNMA, 6.625%, 11/15/30	600,000	753,324
Tennessee Valley Authority, 1.50%, 9/15/31	300,000	255,279
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,011,745)		2,787,584
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile†
Chile Government International Bond, 3.625%, 10/30/42	100,000	82,968

	Shares/ Principal Amount	Value
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	$600,000	$601,191
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	187,185
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	175,627
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	139,975
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	110,656
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	116,219
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,417,228)		1,413,821
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF (Cost $1,385,118)	3,231	1,336,212
BANK LOAN OBLIGATIONS(5) — 0.1%
Media — 0.1%
DirecTV Financing, LLC, Term Loan, 5.76%, (1-month LIBOR plus 5.00%), 8/2/27	$568,225	566,568
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 2.44%, (1-month LIBOR plus 1.75%), 3/15/28	498,960	493,836
TOTAL BANK LOAN OBLIGATIONS (Cost $1,069,119)		1,060,404
PREFERRED STOCKS†
Banks†
SVB Financial Group, 4.25% (Cost $61,000)	61,000	52,918
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,158,107	5,158,107
TOTAL SHORT-TERM INVESTMENTS (Cost $5,158,107)		5,158,107
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $949,561,273)		978,646,620
OTHER ASSETS AND LIABILITIES — (3.2)%		(30,225,234)
TOTAL NET ASSETS — 100.0%		$948,421,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	159,430	USD	176,693	JPMorgan Chase Bank N.A.	6/30/22	$(8,032)
EUR	264,793	USD	289,198	JPMorgan Chase Bank N.A.	6/30/22	(9,073)
EUR	135,169	USD	146,869	JPMorgan Chase Bank N.A.	6/30/22	(3,873)
EUR	140,021	USD	150,443	JPMorgan Chase Bank N.A.	6/30/22	(2,314)
EUR	162,896	USD	174,068	JPMorgan Chase Bank N.A.	6/30/22	(1,739)
EUR	126,851	USD	134,364	JPMorgan Chase Bank N.A.	6/30/22	(168)
USD	4,695,129	EUR	4,247,083	JPMorgan Chase Bank N.A.	6/30/22	202,127
USD	157,448	EUR	140,715	JPMorgan Chase Bank N.A.	6/30/22	8,586
USD	103,775	EUR	95,658	JPMorgan Chase Bank N.A.	6/30/22	2,578
USD	190,866	EUR	175,373	JPMorgan Chase Bank N.A.	6/30/22	5,338
USD	141,784	EUR	133,783	JPMorgan Chase Bank N.A.	6/30/22	255
						$193,685

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	11	June 2022	$2,318,938	$(2,342)
U.S. Treasury 5-Year Notes	10	June 2022	1,126,719	90
U.S. Treasury Long Bonds	57	June 2022	8,019,187	(677,040)
U.S. Treasury Ultra Bonds	8	June 2022	1,283,500	(11,351)
			$12,748,344	$(690,643)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	53	June 2022	$6,315,281	$(6,487)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$8,045,000	$(455,477)	$292,264	$(163,213)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$441,294	$440,766
CPURNSA	Receive	2.34%	2/5/26	$2,300,000	302	271,167	271,469
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	524	471,993	472,517
CPURNSA	Receive	2.30%	2/24/26	$4,000,000	524	474,772	475,296
					$822	$1,659,226	$1,660,048

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,729,195.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $101,252,908, which represented 10.7% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $949,561,273)	$978,646,620
Receivable for investments sold	6,905,897
Receivable for capital shares sold	57,455
Receivable for variation margin on swap agreements	52,089
Unrealized appreciation on forward foreign currency exchange contracts	218,884
Interest and dividends receivable	2,312,043
988,192,988

Liabilities
Disbursements in excess of demand deposit cash	10,270
Payable for investments purchased	28,684,800
Payable for capital shares redeemed	10,270,217
Payable for variation margin on futures contracts	52,791
Payable for variation margin on swap agreements	625
Unrealized depreciation on forward foreign currency exchange contracts	25,199
Accrued management fees	727,700
39,771,602

Net Assets	$948,421,386

Net Assets Consist of:
Capital (par value and paid-in surplus)	$928,973,459
Distributable earnings	19,447,927
$948,421,386

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$859,108,155	51,361,264	$16.73
I Class, $0.01 Par Value	$83,556,847	4,990,885	$16.74
R5 Class, $0.01 Par Value	$5,756,384	343,923	$16.74

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $46)	$4,591,680
Dividends (net of foreign taxes withheld of $7,948)	3,939,757
8,531,437

Expenses:
Management fees	4,628,473
Directors' fees and expenses	11,348
Other expenses	6,274
4,646,095

Net investment income (loss)	3,885,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,818,557)
Forward foreign currency exchange contract transactions	356,919
Futures contract transactions	261,248
Swap agreement transactions	176,933
(10,023,457)

Change in net unrealized appreciation (depreciation) on:
Investments	(120,111,881)
Forward foreign currency exchange contracts	116,536
Futures contracts	(723,681)
Swap agreements	843,075
Translation of assets and liabilities in foreign currencies	(164)
(119,876,115)

Net realized and unrealized gain (loss)	(129,899,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(126,014,230)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$3,885,342	$7,300,591
Net realized gain (loss)	(10,023,457)	207,770,676
Change in net unrealized appreciation (depreciation)	(119,876,115)	2,196,589
Net increase (decrease) in net assets resulting from operations	(126,014,230)	217,267,856

Distributions to Shareholders
From earnings:
Investor Class	(177,364,504)	(51,263,128)
I Class	(19,227,724)	(6,239,355)
R5 Class	(1,278,411)	(238,351)
Decrease in net assets from distributions	(197,870,639)	(57,740,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	154,641,271	13,739,758

Net increase (decrease) in net assets	(169,243,598)	173,266,780

Net Assets
Beginning of period	1,117,664,984	944,398,204
End of period	$948,421,386	$1,117,664,984

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $560,545,412, of which $414,390,713 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $580,276,266, of which $401,471,250 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,967,740	$38,555,701	4,157,746	$88,713,677
Issued in reinvestment of distributions	9,101,914	172,488,758	2,448,377	49,436,486
Redeemed	(3,370,145)	(64,227,066)	(5,592,077)	(119,705,514)
	7,699,509	146,817,393	1,014,046	18,444,649
I Class/Shares Authorized	50,000,000		50,000,000
Sold	376,149	7,279,065	904,798	19,191,359
Issued in reinvestment of distributions	1,013,556	19,215,366	308,467	6,238,096
Redeemed	(1,092,356)	(19,433,337)	(1,561,092)	(32,908,772)
	297,349	7,061,094	(347,827)	(7,479,317)
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	19,505	389,809	132,639	2,910,360
Issued in reinvestment of distributions	67,467	1,278,411	11,751	238,351
Redeemed	(49,814)	(905,436)	(17,242)	(374,285)
	37,158	762,784	127,148	2,774,426
Net increase (decrease)	8,034,016	$154,641,271	793,367	$13,739,758

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$557,085,914	$8,314,014	—
U.S. Treasury Securities	—	165,030,320	—
Corporate Bonds	—	103,695,884	—
U.S. Government Agency Mortgage-Backed Securities	—	43,050,755	—
Asset-Backed Securities	—	26,285,193	—
Collateralized Mortgage Obligations	—	26,116,303	—
Collateralized Loan Obligations	—	22,010,902	—
Commercial Mortgage-Backed Securities	—	9,082,277	—
Municipal Securities	—	6,166,012	—
U.S. Government Agency Securities	—	2,787,584	—
Sovereign Governments and Agencies	—	1,413,821	—
Exchange-Traded Funds	1,336,212	—	—
Bank Loan Obligations	—	1,060,404	—
Preferred Stocks	—	52,918	—
Short-Term Investments	5,158,107	—	—
	$563,580,233	$415,066,387	—
Other Financial Instruments
Futures Contracts	$90	—	—
Swap Agreements	—	$1,660,048	—
Forward Foreign Currency Exchange Contracts	—	218,884	—
	$90	$1,878,932	—

Liabilities
Other Financial Instruments
Futures Contracts	$697,220	—	—
Swap Agreements	—	$163,213	—
Forward Foreign Currency Exchange Contracts	—	25,199	—
	$697,220	$188,412	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $8,045,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $7,384,944.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $14,688,276 futures contracts purchased and $7,701,644 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $14,466,667.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$52,089	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	218,884	Unrealized depreciation on forward foreign currency exchange contracts	$25,199
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	52,791
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	625
		$270,973		$78,615
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$17,825	Change in net unrealized appreciation (depreciation) on swap agreements	$292,264
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	356,919	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	116,536
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	261,248	Change in net unrealized appreciation (depreciation) on futures contracts	(723,681)
Other Contracts	Net realized gain (loss) on swap agreement transactions	159,108	Change in net unrealized appreciation (depreciation) on swap agreements	550,811
		$795,100		$235,930

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$952,230,828
Gross tax appreciation of investments	$106,754,221
Gross tax depreciation of investments	(80,338,429)
Net tax appreciation (depreciation) of investments	$26,415,792

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$22.97	0.07	(2.24)	(2.17)	(0.06)	(4.01)	(4.07)	$16.73	(11.51)%	0.90%(4)	0.71%(4)	52%	$859,108
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
2019	$18.55	0.29	1.73	2.02	(0.29)	(1.03)	(1.32)	$19.25	11.82%	0.90%	1.58%	101%	$838,309
2018	$19.31	0.25	0.09	0.34	(0.25)	(0.85)	(1.10)	$18.55	1.72%	0.90%	1.32%	115%	$798,120
2017	$17.39	0.26	2.10	2.36	(0.28)	(0.16)	(0.44)	$19.31	13.78%	0.91%	1.44%	112%	$814,569
I Class
2022(3)	$22.98	0.09	(2.24)	(2.15)	(0.08)	(4.01)	(4.09)	$16.74	(11.42)%	0.70%(4)	0.91%(4)	52%	$83,557
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$68,889
2018	$19.32	0.29	0.09	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.92%	0.70%	1.52%	115%	$62,077
2017	$17.40	0.30	2.09	2.39	(0.31)	(0.16)	(0.47)	$19.32	13.99%	0.71%	1.64%	112%	$73,385

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$22.98	0.09	(2.24)	(2.15)	(0.08)	(4.01)	(4.09)	$16.74	(11.41)%	0.70%(4)	0.91%(4)	52%	$5,756
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$3,053
2018	$19.32	0.30	0.08	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.93%	0.70%	1.52%	115%	$2,574
2017(5)	$18.18	0.17	1.14	1.31	(0.17)	—	(0.17)	$19.32	7.21%	0.71%(4)	1.66%(4)	112%(6)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2206

Semiannual Report

April 30, 2022

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)
G Class (ACIHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Exchange-Traded Funds	0.1%
Short-Term Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries*	% of net assets
Software	17.8%
Technology Hardware, Storage and Peripherals	10.8%
Interactive Media and Services	9.4%
Semiconductors and Semiconductor Equipment	7.9%
Internet and Direct Marketing Retail	6.7%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$803.80	$4.25	0.95%
I Class	$1,000	$804.60	$3.36	0.75%
Y Class	$1,000	$805.40	$2.69	0.60%
A Class	$1,000	$802.80	$5.36	1.20%
C Class	$1,000	$800.00	$8.70	1.95%
R Class	$1,000	$801.90	$6.48	1.45%
R5 Class	$1,000	$804.50	$3.36	0.75%
R6 Class	$1,000	$805.20	$2.69	0.60%
G Class	$1,000	$921.00	$0.00(2)	0.00%(3)
Hypothetical
Investor Class	$1,000	$1,020.08	$4.76	0.95%
I Class	$1,000	$1,021.08	$3.76	0.75%
Y Class	$1,000	$1,021.82	$3.01	0.60%
A Class	$1,000	$1,018.84	$6.01	1.20%
C Class	$1,000	$1,015.13	$9.74	1.95%
R Class	$1,000	$1,017.60	$7.25	1.45%
R5 Class	$1,000	$1,021.08	$3.76	0.75%
R6 Class	$1,000	$1,021.82	$3.01	0.60%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from March 1, 2022 (commencement of sale) through April 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	298,066	$128,800,280
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	1,079,476	194,284,090
Auto Components — 1.0%
Aptiv PLC(1)	1,106,893	117,773,415
Automobiles — 3.6%
Tesla, Inc.(1)	486,512	423,635,189
Beverages — 2.1%
PepsiCo, Inc.	1,467,775	252,031,645
Biotechnology — 1.5%
Amgen, Inc.	298,176	69,531,662
Vertex Pharmaceuticals, Inc.(1)	416,837	113,888,205
		183,419,867
Building Products — 0.7%
Masco Corp.	1,006,318	53,022,896
Trex Co., Inc.(1)	575,369	33,480,722
		86,503,618
Capital Markets — 1.6%
S&P Global, Inc.	503,166	189,441,999
Chemicals — 0.7%
Air Products and Chemicals, Inc.	382,512	89,534,584
Electrical Equipment — 1.8%
Generac Holdings, Inc.(1)	377,799	82,881,544
Rockwell Automation, Inc.	533,819	134,880,047
		217,761,591
Electronic Equipment, Instruments and Components — 2.3%
CDW Corp.	617,617	100,782,742
Cognex Corp.	1,167,538	78,960,595
Keysight Technologies, Inc.(1)	648,235	90,927,923
		270,671,260
Energy Equipment and Services — 0.3%
Schlumberger NV	835,537	32,594,298
Entertainment — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,009,786	62,939,961
Take-Two Interactive Software, Inc.(1)	390,761	46,699,847
Walt Disney Co.(1)	1,000,965	111,737,723
		221,377,531
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	360,965	125,294,561
Food Products — 0.9%
Mondelez International, Inc., Class A	1,410,775	90,966,772
Vital Farms, Inc.(1)	975,643	11,219,895
		102,186,667
Health Care Equipment and Supplies — 2.3%
DexCom, Inc.(1)	126,542	51,702,530
Edwards Lifesciences Corp.(1)	687,045	72,675,620
6

	Shares	Value
IDEXX Laboratories, Inc.(1)	134,695	$57,983,504
Intuitive Surgical, Inc.(1)	367,805	88,015,737
		270,377,391
Health Care Providers and Services — 2.1%
UnitedHealth Group, Inc.	480,783	244,502,195
Hotels, Restaurants and Leisure — 2.1%
Airbnb, Inc., Class A(1)	263,736	40,406,992
Chipotle Mexican Grill, Inc.(1)	64,524	93,921,780
Dutch Bros, Inc., Class A(1)(2)	505,814	24,162,735
Expedia Group, Inc.(1)	492,336	86,035,716
		244,527,223
Household Products — 1.3%
Procter & Gamble Co.	945,955	151,873,075
Interactive Media and Services — 9.4%
Alphabet, Inc., Class A(1)	411,632	939,422,434
Meta Platforms, Inc., Class A(1)	652,788	130,864,410
Snap, Inc., Class A(1)	1,528,460	43,499,972
		1,113,786,816
Internet and Direct Marketing Retail — 6.7%
Amazon.com, Inc.(1)	319,063	793,072,565
IT Services — 6.6%
Mastercard, Inc., Class A	121,471	44,140,132
Okta, Inc.(1)	327,735	39,102,063
PayPal Holdings, Inc.(1)	404,435	35,561,969
Twilio, Inc., Class A(1)	377,168	42,174,926
Visa, Inc., Class A	2,952,617	629,291,261
		790,270,351
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	881,918	105,186,360
Repligen Corp.(1)	317,933	49,991,785
		155,178,145
Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	367,436	97,025,150
Pharmaceuticals — 1.8%
Novo Nordisk A/S, B Shares	779,285	89,014,789
Zoetis, Inc.	689,027	122,130,036
		211,144,825
Road and Rail — 2.1%
Lyft, Inc., Class A(1)	2,119,334	69,090,288
Uber Technologies, Inc.(1)	2,159,607	67,984,428
Union Pacific Corp.	501,457	117,486,361
		254,561,077
Semiconductors and Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(1)	2,217,523	189,642,567
Analog Devices, Inc.	1,180,860	182,301,167
ASML Holding NV(2)	291,361	165,358,578
GLOBALFOUNDRIES, Inc.(1)	423,057	22,121,651
NVIDIA Corp.	2,066,271	383,231,282
		942,655,245
Software — 17.8%
Crowdstrike Holdings, Inc., Class A(1)	304,740	60,570,122
Datadog, Inc., Class A(1)	478,699	57,817,265
7

	Shares/Principal Amount	Value
Microsoft Corp.	5,915,064	$1,641,548,561
PagerDuty, Inc.(1)	1,550,926	44,309,956
Paycor HCM, Inc.(1)	486,219	11,975,574
Salesforce, Inc.(1)	384,016	67,563,775
Splunk, Inc.(1)	562,749	68,666,633
UiPath, Inc., Class A(1)	1,699,385	30,300,035
Workday, Inc., Class A(1)	401,978	83,088,853
Zendesk, Inc.(1)	462,172	56,403,471
		2,122,244,245
Specialty Retail — 2.3%
Home Depot, Inc.	925,653	278,066,161
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	8,143,554	1,283,831,288
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	1,538,120	191,803,564
TOTAL COMMON STOCKS (Cost $5,915,508,386)		11,780,229,911
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $9,716,863)	21,612	8,904,144
SHORT-TERM INVESTMENTS — 0.9%
Discount Notes — 0.2%
Federal Farm Credit Discount Notes, 0.23%, 5/2/22(3)	$20,000,000	20,000,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,189,270	1,189,270
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,624,554	2,624,554
		3,813,824
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $7,689,816), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $7,557,189)		7,557,032
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/48, valued at $77,086,623), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $75,576,512)		75,575,000
		83,132,032
TOTAL SHORT-TERM INVESTMENTS (Cost $106,945,728)		106,945,856
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,032,170,977)		11,896,079,911
OTHER ASSETS AND LIABILITIES†		433,631
TOTAL NET ASSETS — 100.0%		$11,896,513,542
8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,200,794	USD	5,686,943	JPMorgan Chase Bank N.A.	6/30/22	$(185,008)
EUR	6,785,798	USD	7,411,231	JPMorgan Chase Bank N.A.	6/30/22	(232,516)
EUR	4,829,309	USD	5,247,314	JPMorgan Chase Bank N.A.	6/30/22	(138,375)
EUR	5,002,668	USD	5,375,017	JPMorgan Chase Bank N.A.	6/30/22	(82,679)
EUR	5,819,936	USD	6,219,067	JPMorgan Chase Bank N.A.	6/30/22	(62,140)
EUR	4,532,120	USD	4,800,558	JPMorgan Chase Bank N.A.	6/30/22	(6,014)
USD	148,971,759	EUR	134,755,706	JPMorgan Chase Bank N.A.	6/30/22	6,413,302
USD	20,783,021	EUR	18,841,072	JPMorgan Chase Bank N.A.	6/30/22	850,996
USD	3,707,653	EUR	3,417,665	JPMorgan Chase Bank N.A.	6/30/22	92,096
USD	6,819,226	EUR	6,265,718	JPMorgan Chase Bank N.A.	6/30/22	190,704
USD	5,065,660	EUR	4,779,777	JPMorgan Chase Bank N.A.	6/30/22	9,120
						$6,849,486

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	297	June 2022	$61,293,375	$(5,061,177)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $164,622,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $175,867,560, which includes securities collateral of $173,243,006.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,029,546,423) — including $164,622,757 of securities on loan	$11,893,455,357
Investment made with cash collateral received for securities on loan, at value (cost of $2,624,554)	2,624,554
Total investment securities, at value (cost of $6,032,170,977)	11,896,079,911
Deposits with broker for futures contracts	3,326,400
Receivable for investments sold	83,684,809
Receivable for capital shares sold	1,707,541
Unrealized appreciation on forward foreign currency exchange contracts	7,556,218
Dividends and interest receivable	2,488,844
Securities lending receivable	172,868
11,995,016,591

Liabilities
Payable for collateral received for securities on loan	2,624,554
Payable for investments purchased	81,951,940
Payable for capital shares redeemed	2,394,333
Payable for variation margin on futures contracts	2,316,600
Unrealized depreciation on forward foreign currency exchange contracts	706,732
Accrued management fees	8,436,670
Distribution and service fees payable	72,220
98,503,049

Net Assets	$11,896,513,542

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,029,697,756
Distributable earnings	5,866,815,786
$11,896,513,542

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,921,006,815	189,881,693	$41.72
I Class, $0.01 Par Value	$1,616,568,243	37,649,581	$42.94
Y Class, $0.01 Par Value	$52,484,466	1,217,587	$43.11
A Class, $0.01 Par Value	$113,684,374	2,864,223	$39.69*
C Class, $0.01 Par Value	$10,834,059	302,223	$35.85
R Class, $0.01 Par Value	$82,989,832	2,185,666	$37.97
R5 Class, $0.01 Par Value	$3,292,913	76,606	$42.99
R6 Class, $0.01 Par Value	$743,643,806	17,282,196	$43.03
G Class, $0.01 Par Value	$1,352,009,034	31,389,417	$43.07
*Maximum offering price $42.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $190,069)	$35,798,148
Securities lending, net	1,085,628
Interest	22,237
36,906,013

Expenses:
Management fees	56,849,487
Distribution and service fees:
A Class	165,447
C Class	60,168
R Class	251,074
Directors' fees and expenses	136,305
Other expenses	9,649
57,472,130
Fees waived(1)	(1,606,280)
55,865,850

Net investment income (loss)	(18,959,837)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	277,991,724
Forward foreign currency exchange contract transactions	12,061,036
Futures contract transactions	317,997
Foreign currency translation transactions	(12,871)
290,357,886

Change in net unrealized appreciation (depreciation) on:
Investments	(3,040,939,667)
Forward foreign currency exchange contracts	3,869,176
Futures contracts	(7,837,412)
Translation of assets and liabilities in foreign currencies	(64,456)
(3,044,972,359)

Net realized and unrealized gain (loss)	(2,754,614,473)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,773,574,310)
(1)Amount consists of $578,832, $117,076, $3,723, $8,215, $751, $6,193, $254, $51,687 and $839,549 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$(18,959,837)	$(37,937,675)
Net realized gain (loss)	290,357,886	1,366,371,431
Change in net unrealized appreciation (depreciation)	(3,044,972,359)	2,976,420,772
Net increase (decrease) in net assets resulting from operations	(2,773,574,310)	4,304,854,528

Distributions to Shareholders
From earnings:
Investor Class	(1,115,919,567)	(282,536,663)
I Class	(218,489,765)	(62,416,300)
Y Class	(6,859,773)	(1,866,955)
A Class	(16,507,216)	(3,978,341)
C Class	(1,609,267)	(543,385)
R Class	(13,327,118)	(3,787,686)
R5 Class	(495,405)	(15,831)
R6 Class	(94,719,581)	(21,373,938)
G Class	(53)	—
Decrease in net assets from distributions	(1,467,927,745)	(376,519,099)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,669,944,488	(712,757,144)

Net increase (decrease) in net assets	(1,571,557,567)	3,215,578,285

Net Assets
Beginning of period	13,468,071,109	10,252,492,824
End of period	$11,896,513,542	$13,468,071,109

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,624,554	—	—	—	$2,624,554
Gross amount of recognized liabilities for securities lending transactions					$2,624,554
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). Prior to the fund's acquisition of NT Growth Fund, the strategy assets of the fund also included the assets of NT Growth Fund. During the period ended April 30, 2022, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.95% for Investor Class, A Class, C Class and R Class, 0.75% for I Class and R5 Class, and 0.60% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.96%	0.95%
I Class	0.600% to 0.790%	0.76%	0.75%
Y Class	0.450% to 0.640%	0.61%	0.60%
A Class	0.800% to 0.990%	0.96%	0.95%
C Class	0.800% to 0.990%	0.96%	0.95%
R Class	0.800% to 0.990%	0.96%	0.95%
R5 Class	0.600% to 0.790%	0.76%	0.75%
R6 Class	0.450% to 0.640%	0.61%	0.60%
G Class	0.450% to 0.640%	0.61%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $2,516,544 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $1,101,185,798 and $1,494,040,301, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022(1)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	3,861,146	$197,844,697	5,305,769	$264,722,721
Issued in reinvestment of distributions	20,434,759	1,074,423,880	5,939,447	269,212,365
Redeemed	(9,348,779)	(467,917,418)	(18,886,054)	(939,574,506)
	14,947,126	804,351,159	(7,640,838)	(405,639,420)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	2,868,940	143,896,817	5,030,555	253,476,557
Issued in reinvestment of distributions	4,000,612	216,189,001	1,332,209	61,801,158
Redeemed	(3,758,986)	(194,876,653)	(11,938,383)	(624,523,946)
	3,110,566	165,209,165	(5,575,619)	(309,246,231)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	108,128	5,408,256	125,001	6,382,042
Issued in reinvestment of distributions	124,070	6,727,246	39,621	1,840,784
Redeemed	(132,430)	(7,198,808)	(259,242)	(13,213,793)
	99,768	4,936,694	(94,620)	(4,990,967)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	339,142	15,860,731	674,956	32,255,963
Issued in reinvestment of distributions	302,755	15,172,225	83,670	3,641,339
Redeemed	(372,750)	(17,717,116)	(704,720)	(33,762,086)
	269,147	13,315,840	53,906	2,135,216
C Class/Shares Authorized	20,000,000		30,000,000
Sold	60,685	2,592,289	35,432	1,582,981
Issued in reinvestment of distributions	33,783	1,532,167	12,972	521,225
Redeemed	(39,970)	(1,727,325)	(162,645)	(6,793,871)
	54,498	2,397,131	(114,241)	(4,689,665)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	171,628	7,782,611	242,169	11,219,666
Issued in reinvestment of distributions	277,158	13,325,583	89,107	3,740,945
Redeemed	(386,717)	(17,611,475)	(675,841)	(31,093,859)
	62,069	3,496,719	(344,565)	(16,133,248)
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	1,648	91,719	75,078	3,866,385
Issued in reinvestment of distributions	8,690	471,376	341	15,831
Redeemed	(16,564)	(875,731)	(2,678)	(146,108)
	(6,226)	(312,636)	72,741	3,736,108
R6 Class/Shares Authorized	200,000,000		200,000,000
Sold	2,613,147	131,248,606	3,696,574	190,995,553
Issued in reinvestment of distributions	1,749,733	94,651,353	460,844	21,373,938
Redeemed	(1,745,070)	(88,030,188)	(3,762,407)	(190,298,428)
	2,617,810	137,869,771	395,011	22,071,063
G Class/Shares Authorized	780,000,000		N/A
Sold	523,717	23,983,659
Issued in connection with reorganization (Note 10)	31,393,184	1,540,737,439
Issued in reinvestment of distributions	1	53
Redeemed	(527,485)	(26,040,506)
	31,389,417	1,538,680,645
Net increase (decrease)	52,544,175	$2,669,944,488	(13,248,225)	$(712,757,144)
(1)March 1, 2022 (commencement of sale) through April 30, 2022 for the G Class.
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$11,525,856,544	$254,373,367	—
Exchange-Traded Funds	8,904,144	—	—
Short-Term Investments	3,813,824	103,132,032	—
	$11,538,574,512	$357,505,399	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,556,218	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,061,177	—	—
Forward Foreign Currency Exchange Contracts	—	$706,732	—
	$5,061,177	$706,732	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $39,084,072 futures contracts purchased.

19

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $239,139,495.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,316,600
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$7,556,218	Unrealized depreciation on forward foreign currency exchange contracts	706,732
		$7,556,218		$3,023,332
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$317,997	Change in net unrealized appreciation (depreciation) on futures contracts	$(7,837,412)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	12,061,036	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	3,869,176
		$12,379,033		$(3,968,236)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,040,482,898
Gross tax appreciation of investments	$6,144,445,995
Gross tax depreciation of investments	(288,848,982)
Net tax appreciation (depreciation) of investments	$5,855,597,013

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Growth Fund, one fund in a series issued by the corporation, were transferred to Growth Fund in exchange for shares of Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Growth Fund exchanged its shares for shares of Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Growth Fund – G Class	71,233,354	Growth Fund – G Class	31,393,184

The net assets of NT Growth Fund and Growth Fund immediately before the reorganization were $1,540,737,439 and $12,083,608,261, respectively. NT Growth Fund's unrealized appreciation of $732,269,787 was combined with that of Growth Fund. Immediately after the reorganization, the combined net assets were $13,624,345,700.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended April 30, 2022 are as follows:

Net investment income (loss)	$(14,793,485)
Net realized and unrealized gain (loss)	(2,885,583,534)
Net increase (decrease) in net assets resulting from operations	$(2,900,377,019)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Growth Fund that have been included in the fund’s Statement of Operations since March 25, 2022.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$58.23	(0.09)	(10.10)	(10.19)	—	(6.32)	(6.32)	$41.72	(19.62)%	0.95%(4)	0.96%(4)	(0.36)%(4)	(0.37)%(4)	9%	$7,921,007
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	0.97%	(0.04)%	(0.04)%	33%	$7,656,430
2019	$34.94	0.08	4.70	4.78	(0.08)	(3.84)	(3.92)	$35.80	16.35%	0.98%	0.98%	0.24%	0.24%	30%	$5,937,959
2018	$34.93	0.04	3.35	3.39	(0.06)	(3.32)	(3.38)	$34.94	10.22%	0.97%	0.97%	0.13%	0.13%	38%	$5,627,171
2017	$28.64	0.08	7.67	7.75	(0.17)	(1.29)	(1.46)	$34.93	28.26%	0.98%	0.98%	0.26%	0.26%	48%	$5,648,965
I Class
2022(3)	$59.70	(0.04)	(10.40)	(10.44)	—	(6.32)	(6.32)	$42.94	(19.54)%	0.75%(4)	0.76%(4)	(0.16)%(4)	(0.17)%(4)	9%	$1,616,568
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.77%	0.16%	0.16%	33%	$1,719,814
2019	$35.59	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.56	16.62%	0.78%	0.78%	0.44%	0.44%	30%	$1,382,618
2018	$35.52	0.12	3.40	3.52	(0.13)	(3.32)	(3.45)	$35.59	10.46%	0.77%	0.77%	0.33%	0.33%	38%	$1,230,065
2017	$29.11	0.15	7.78	7.93	(0.23)	(1.29)	(1.52)	$35.52	28.48%	0.78%	0.78%	0.46%	0.46%	48%	$1,271,821

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$59.86	—(5)	(10.43)	(10.43)	—	(6.32)	(6.32)	$43.11	(19.46)%	0.60%(4)	0.61%(4)	(0.01)%(4)	(0.02)%(4)	9%	$52,484
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.62%	0.31%	0.31%	33%	$52,046
2019	$35.64	0.20	4.81	5.01	(0.20)	(3.84)	(4.04)	$36.61	16.78%	0.63%	0.63%	0.59%	0.59%	30%	$53,641
2018	$35.54	0.17	3.40	3.57	(0.15)	(3.32)	(3.47)	$35.64	10.61%	0.62%	0.62%	0.48%	0.48%	38%	$52,601
2017(6)	$30.93	0.08	4.53	4.61	—	—	—	$35.54	14.90%	0.63%(4)	0.63%(4)	0.43%(4)	0.43%(4)	48%(7)	$56,218
A Class
2022(3)	$55.78	(0.15)	(9.62)	(9.77)	—	(6.32)	(6.32)	$39.69	(19.72)%	1.20%(4)	1.21%(4)	(0.61)%(4)	(0.62)%(4)	9%	$113,684
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	1.22%	(0.29)%	(0.29)%	33%	$102,472
2019	$33.82	—(5)	4.54	4.54	—	(3.84)	(3.84)	$34.52	16.06%	1.23%	1.23%	(0.01)%	(0.01)%	30%	$93,422
2018	$33.94	(0.04)	3.24	3.20	—	(3.32)	(3.32)	$33.82	9.94%	1.22%	1.22%	(0.12)%	(0.12)%	38%	$103,115
2017	$27.86	0.01	7.46	7.47	(0.10)	(1.29)	(1.39)	$33.94	27.95%	1.23%	1.23%	0.01%	0.01%	48%	$113,348

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$51.16	(0.29)	(8.70)	(8.99)	—	(6.32)	(6.32)	$35.85	(20.00)%	1.95%(4)	1.96%(4)	(1.36)%(4)	(1.37)%(4)	9%	$10,834
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	1.97%	(1.04)%	(1.04)%	33%	$13,527
2019	$32.18	(0.23)	4.26	4.03	—	(3.84)	(3.84)	$32.37	15.23%	1.98%	1.98%	(0.76)%	(0.76)%	30%	$8,408
2018	$32.67	(0.29)	3.12	2.83	—	(3.32)	(3.32)	$32.18	9.12%	1.97%	1.97%	(0.87)%	(0.87)%	38%	$9,871
2017	$26.97	(0.21)	7.20	6.99	—	(1.29)	(1.29)	$32.67	26.99%	1.98%	1.98%	(0.74)%	(0.74)%	48%	$9,962
R Class
2022(3)	$53.69	(0.20)	(9.20)	(9.40)	—	(6.32)	(6.32)	$37.97	(19.81)%	1.45%(4)	1.46%(4)	(0.86)%(4)	(0.87)%(4)	9%	$82,990
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	1.47%	(0.54)%	(0.54)%	33%	$96,170
2019	$33.02	(0.08)	4.40	4.32	—	(3.84)	(3.84)	$33.50	15.78%	1.48%	1.48%	(0.26)%	(0.26)%	30%	$87,302
2018	$33.29	(0.13)	3.18	3.05	—	(3.32)	(3.32)	$33.02	9.66%	1.47%	1.47%	(0.37)%	(0.37)%	38%	$100,915
2017	$27.35	(0.07)	7.32	7.25	(0.02)	(1.29)	(1.31)	$33.29	27.62%	1.48%	1.48%	(0.24)%	(0.24)%	48%	$104,368

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$59.76	(0.04)	(10.41)	(10.45)	—	(6.32)	(6.32)	$42.99	(19.55)%	0.75%(4)	0.76%(4)	(0.16)%(4)	(0.17)%(4)	9%	$3,293
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.77%	0.16%	0.16%	33%	$433
2019	$35.62	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.59	16.61%	0.78%	0.78%	0.44%	0.44%	30%	$533
2018	$35.53	0.12	3.40	3.52	(0.11)	(3.32)	(3.43)	$35.62	10.45%	0.77%	0.77%	0.33%	0.33%	38%	$404
2017(6)	$30.95	0.05	4.53	4.58	—	—	—	$35.53	14.80%	0.78%(4)	0.78%(4)	0.27%(4)	0.27%(4)	48%(7)	$6
R6 Class
2022(3)	$59.77	—(5)	(10.42)	(10.42)	—	(6.32)	(6.32)	$43.03	(19.48)%	0.60%(4)	0.61%(4)	(0.01)%(4)	(0.02)%(4)	9%	$743,644
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.62%	0.31%	0.31%	33%	$611,600
2019	$35.59	0.21	4.80	5.01	(0.20)	(3.84)	(4.04)	$36.56	16.81%	0.63%	0.63%	0.59%	0.59%	30%	$479,123
2018	$35.53	0.17	3.40	3.57	(0.19)	(3.32)	(3.51)	$35.59	10.60%	0.62%	0.62%	0.48%	0.48%	38%	$834,003
2017	$29.11	0.18	7.80	7.98	(0.27)	(1.29)	(1.56)	$35.53	28.71%	0.63%	0.63%	0.61%	0.61%	48%	$963,039
G Class
2022(8)	$47.73	0.02	(3.67)	(3.65)	—	(1.01)	(1.01)	$43.07	(7.90)%	0.00%(4)(9)	0.61%(4)	0.22%(4)	(0.39)%(4)	9%(10)	$1,352,009

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(8)March 1, 2022 (commencement of sale) through April 30, 2022 (unaudited).
(9)Ratio was less than 0.005%.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2206

Semiannual Report

April 30, 2022

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)
G Class (ACILX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	15.9%
Hotels, Restaurants and Leisure	7.6%
Electrical Equipment	5.9%
Life Sciences Tools and Services	5.7%
Biotechnology	5.6%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$726.90	$4.28	1.00%
I Class	$1,000	$727.60	$3.43	0.80%
Y Class	$1,000	$728.30	$2.79	0.65%
A Class	$1,000	$726.40	$5.35	1.25%
C Class	$1,000	$723.20	$8.55	2.00%
R Class	$1,000	$725.30	$6.42	1.50%
R5 Class	$1,000	$727.90	$3.43	0.80%
R6 Class	$1,000	$728.30	$2.79	0.65%
G Class	$1,000	$911.60	$0.00(2)	0.00%(3)
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%
G Class	$1,000	$1,024.80	$0.00	0.00%(3)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from March 1, 2022 (commencement of sale) through April 30, 2022, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.1%
HEICO Corp.	413,962	$58,463,853
Auto Components — 0.9%
Aptiv PLC(1)	458,917	48,828,769
Beverages — 0.9%
Celsius Holdings, Inc.(1)	980,878	51,005,656
Biotechnology — 5.6%
Alnylam Pharmaceuticals, Inc.(1)	201,194	26,845,316
Biohaven Pharmaceutical Holding Co. Ltd.(1)	523,965	46,721,959
Horizon Therapeutics PLC(1)	868,284	85,578,071
Neurocrine Biosciences, Inc.(1)	601,442	54,147,823
Sarepta Therapeutics, Inc.(1)	724,220	52,375,590
Vertex Pharmaceuticals, Inc.(1)	140,296	38,331,673
		304,000,432
Building Products — 2.5%
Trane Technologies PLC	604,766	84,600,716
Zurn Water Solutions Corp.	1,650,708	51,535,104
		136,135,820
Capital Markets — 4.8%
Ares Management Corp., Class A	535,540	35,463,459
LPL Financial Holdings, Inc.	783,279	147,154,626
MSCI, Inc.	190,121	80,088,471
		262,706,556
Chemicals — 2.3%
Albemarle Corp.	120,854	23,304,277
Avient Corp.	632,821	31,160,106
Element Solutions, Inc.	3,378,933	69,673,598
		124,137,981
Communications Equipment — 4.6%
Arista Networks, Inc.(1)	1,511,466	174,680,126
F5, Inc.(1)	447,613	74,934,892
		249,615,018
Containers and Packaging — 1.6%
Avery Dennison Corp.	481,427	86,945,716
Electrical Equipment — 5.9%
AMETEK, Inc.	861,484	108,770,970
Generac Holdings, Inc.(1)	151,654	33,269,854
nVent Electric PLC	1,398,231	47,232,243
Plug Power, Inc.(1)(2)	943,510	19,832,580
Regal Rexnord Corp.	547,604	69,677,133
Rockwell Automation, Inc.	177,831	44,932,559
		323,715,339
Electronic Equipment, Instruments and Components — 3.4%
Cognex Corp.	1,390,459	94,036,742
Keysight Technologies, Inc.(1)	655,668	91,970,551
		186,007,293
6

	Shares	Value
Entertainment — 1.6%
Live Nation Entertainment, Inc.(1)	478,062	$50,139,142
ROBLOX Corp., Class A(1)	346,403	10,617,252
Roku, Inc.(1)	307,253	28,543,804
		89,300,198
Equity Real Estate Investment Trusts (REITs) — 1.2%
Rexford Industrial Realty, Inc.	841,987	65,708,665
Food Products — 2.3%
Hershey Co.	560,766	126,604,140
Health Care Equipment and Supplies — 4.1%
Align Technology, Inc.(1)	94,856	27,499,703
DexCom, Inc.(1)	232,633	95,049,191
IDEXX Laboratories, Inc.(1)	233,141	100,362,538
		222,911,432
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	303,494	38,741,009
R1 RCM, Inc.(1)	1,511,050	34,028,846
		72,769,855
Health Care Technology — 1.5%
Veeva Systems, Inc., Class A(1)	436,223	79,370,775
Hotels, Restaurants and Leisure — 7.6%
Airbnb, Inc., Class A(1)	623,611	95,543,441
Chipotle Mexican Grill, Inc.(1)	91,576	133,298,942
Hilton Worldwide Holdings, Inc.(1)	1,184,393	183,924,389
		412,766,772
Interactive Media and Services — 1.6%
Match Group, Inc.(1)	1,115,424	88,285,810
Internet and Direct Marketing Retail — 1.0%
Chewy, Inc., Class A(1)(2)	769,770	22,369,516
Etsy, Inc.(1)	372,344	34,698,738
		57,068,254
IT Services — 4.0%
Block, Inc.(1)	696,250	69,304,725
Cloudflare, Inc., Class A(1)	717,142	61,774,612
EPAM Systems, Inc.(1)	210,176	55,694,538
Okta, Inc.(1)	245,688	29,313,035
		216,086,910
Life Sciences Tools and Services — 5.7%
Agilent Technologies, Inc.	532,332	63,491,238
Bio-Techne Corp.	168,274	63,891,955
IQVIA Holdings, Inc.(1)	234,813	51,186,886
Mettler-Toledo International, Inc.(1)	77,010	98,382,585
Repligen Corp.(1)	220,123	34,612,140
		311,564,804
Machinery — 2.1%
Graco, Inc.	822,507	51,011,884
Parker-Hannifin Corp.	233,171	63,147,370
		114,159,254
Oil, Gas and Consumable Fuels — 0.4%
Excelerate Energy, Inc.	903,563	24,405,237
Professional Services — 4.3%
CoStar Group, Inc.(1)	796,322	50,662,005
Jacobs Engineering Group, Inc.	754,223	104,497,597
7

	Shares	Value
Verisk Analytics, Inc.	376,473	$76,819,316
		231,978,918
Road and Rail — 2.3%
Lyft, Inc., Class A(1)	1,475,254	48,093,280
Norfolk Southern Corp.	298,159	76,889,243
		124,982,523
Semiconductors and Semiconductor Equipment — 4.4%
Enphase Energy, Inc.(1)	513,474	82,874,704
Marvell Technology, Inc.	706,787	41,050,189
Monolithic Power Systems, Inc.	143,260	56,192,302
Skyworks Solutions, Inc.	511,599	57,964,167
		238,081,362
Software — 15.9%
Atlassian Corp. PLC, Class A(1)	165,859	37,290,079
Cadence Design Systems, Inc.(1)	1,018,454	153,633,786
Datadog, Inc., Class A(1)	742,026	89,621,900
DocuSign, Inc.(1)	324,081	26,250,561
HubSpot, Inc.(1)	82,508	31,306,010
Manhattan Associates, Inc.(1)	978,408	127,731,164
Palo Alto Networks, Inc.(1)	548,963	308,121,953
Trade Desk, Inc., Class A(1)	1,530,294	90,164,923
		864,120,376
Specialty Retail — 1.9%
Burlington Stores, Inc.(1)	335,012	68,195,043
Five Below, Inc.(1)	212,930	33,451,303
		101,646,346
Textiles, Apparel and Luxury Goods — 2.1%
lululemon athletica, Inc.(1)	328,905	116,639,580
TOTAL COMMON STOCKS (Cost $4,581,004,716)		5,390,013,644
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	338,685	338,685
State Street Navigator Securities Lending Government Money Market Portfolio(3)	40,666,894	40,666,894
		41,005,579
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $2,190,583) in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $2,152,802)		2,152,757
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/48, valued at $21,959,645) at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $21,529,431)		21,529,000
		23,681,757
TOTAL SHORT-TERM INVESTMENTS (Cost $64,687,336)		64,687,336
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,645,692,052)		5,454,700,980
OTHER ASSETS AND LIABILITIES — (0.1)%		(5,476,708)
TOTAL NET ASSETS — 100.0%		$5,449,224,272

8

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,120,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $43,197,032, which includes securities collateral of $2,530,138.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,605,025,158) — including $42,120,728 of securities on loan	$5,414,034,086
Investment made with cash collateral received for securities on loan, at value (cost of $40,666,894)	40,666,894
Total investment securities, at value (cost of $4,645,692,052)	5,454,700,980
Receivable for investments sold	42,434,610
Receivable for capital shares sold	1,858,110
Dividends and interest receivable	429,287
Securities lending receivable	7,741
5,499,430,728

Liabilities
Payable for collateral received for securities on loan	40,666,894
Payable for investments purchased	2,777,996
Payable for capital shares redeemed	2,792,293
Accrued management fees	3,890,757
Distribution and service fees payable	78,516
50,206,456

Net Assets	$5,449,224,272

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,744,647,377
Distributable earnings	704,576,895
$5,449,224,272

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,674,991,071	190,306,031	$19.31
I Class, $0.01 Par Value	$281,975,069	12,991,641	$21.70
Y Class, $0.01 Par Value	$66,880,226	3,011,106	$22.21
A Class, $0.01 Par Value	$244,341,437	14,837,041	$16.47*
C Class, $0.01 Par Value	$12,731,728	1,302,842	$9.77
R Class, $0.01 Par Value	$25,649,669	1,573,636	$16.30
R5 Class, $0.01 Par Value	$389,836	17,959	$21.71
R6 Class, $0.01 Par Value	$152,045,899	6,846,035	$22.21
G Class, $0.01 Par Value	$990,219,337	44,554,325	$22.22
*Maximum offering price $17.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$8,114,274
Securities lending, net	29,668
Interest	19,720
8,163,662

Expenses:
Management fees	26,866,292
Distribution and service fees:
A Class	376,201
C Class	84,283
R Class	78,518
Directors' fees and expenses	60,975
Other expenses	28
27,466,297
Fees waived - G Class	(654,878)
26,811,419

Net investment income (loss)	(18,647,757)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,138,192)
Foreign currency translation transactions	(1,030)
(15,139,222)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,795,031,951)
Translation of assets and liabilities in foreign currencies	487
(1,795,031,464)

Net realized and unrealized gain (loss)	(1,810,170,686)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,828,818,443)

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$(18,647,757)	$(39,008,214)
Net realized gain (loss)	(15,139,222)	730,468,700
Change in net unrealized appreciation (depreciation)	(1,795,031,464)	1,254,889,082
Net increase (decrease) in net assets resulting from operations	(1,828,818,443)	1,946,349,568

Distributions to Shareholders
From earnings:
Investor Class	(574,638,804)	(586,342,385)
I Class	(40,277,730)	(43,469,882)
Y Class	(8,346,383)	(7,086,626)
A Class	(44,929,381)	(45,691,761)
C Class	(4,032,180)	(7,188,612)
R Class	(4,735,993)	(5,053,233)
R5 Class	(93,537)	(94,815)
R6 Class	(20,711,452)	(19,890,507)
G Class	(18)	—
Decrease in net assets from distributions	(697,765,478)	(714,817,821)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,549,073,511	234,696,206

Net increase (decrease) in net assets	(977,510,410)	1,466,227,953

Net Assets
Beginning of period	6,426,734,682	4,960,506,729
End of period	$5,449,224,272	$6,426,734,682

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on March 1, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$40,666,894	—	—	—	$40,666,894
Gross amount of recognized liabilities for securities lending transactions					$40,666,894
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class(1)
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%	0.000%
(1)Annual management fee before waiver was 0.650%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $1,322,705,981 and $1,558,310,559, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022(1)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	3,228,744	$76,653,624	7,069,672	$190,536,048
Issued in reinvestment of distributions	21,908,142	555,645,484	22,643,103	564,891,390
Redeemed	(11,768,528)	(278,144,152)	(20,262,521)	(549,716,482)
	13,368,358	354,154,956	9,450,254	205,710,956
I Class/Shares Authorized	175,000,000		175,000,000
Sold	1,375,503	34,892,560	2,723,934	82,538,821
Issued in reinvestment of distributions	1,350,856	38,443,277	1,510,846	41,729,561
Redeemed	(2,168,976)	(56,184,601)	(4,129,476)	(124,200,919)
	557,383	17,151,236	105,304	67,463
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	457,919	11,897,178	718,287	21,940,985
Issued in reinvestment of distributions	281,698	8,188,472	246,029	6,923,247
Redeemed	(254,914)	(6,818,437)	(392,997)	(12,068,109)
	484,703	13,267,213	571,319	16,796,123
A Class/Shares Authorized	170,000,000		170,000,000
Sold	760,334	15,127,528	2,270,649	53,457,609
Issued in reinvestment of distributions	1,998,593	43,327,933	1,995,138	43,434,155
Redeemed	(1,893,510)	(38,119,951)	(3,292,227)	(78,227,401)
	865,417	20,335,510	973,560	18,664,363
C Class/Shares Authorized	40,000,000		70,000,000
Sold	19,185	215,159	77,895	1,237,207
Issued in reinvestment of distributions	309,641	4,016,798	503,874	7,170,128
Redeemed	(314,384)	(3,927,988)	(1,374,461)	(20,969,404)
	14,442	303,969	(792,692)	(12,562,069)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	111,627	2,227,829	267,540	6,273,040
Issued in reinvestment of distributions	220,330	4,731,864	233,252	5,049,747
Redeemed	(215,347)	(4,327,238)	(520,917)	(12,173,944)
	116,610	2,632,455	(20,125)	(851,157)
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	968	25,538	1,618	48,767
Issued in reinvestment of distributions	3,272	93,537	3,433	94,815
Redeemed	(15,526)	(411,448)	(26,019)	(795,308)
	(11,286)	(292,373)	(20,968)	(651,726)
R6 Class/Shares Authorized	70,000,000		70,000,000
Sold	1,235,607	36,225,817	1,744,294	53,635,470
Issued in reinvestment of distributions	710,311	20,669,761	705,357	19,848,742
Redeemed	(842,469)	(22,497,712)	(2,188,698)	(65,961,959)
	1,103,449	34,397,866	260,953	7,522,253
G Class/Shares Authorized	600,000,000		N/A
Sold	250,743	5,951,735
Issued in connection with reorganization (Note 9)	44,533,666	1,106,922,147
Issued in reinvestment of distributions	1	18
Redeemed	(230,085)	(5,751,221)
	44,554,325	1,107,122,679
Net increase (decrease)	61,053,401	$1,549,073,511	10,527,605	$234,696,206
(1)March 1, 2022 (commencement of sale) through April 30, 2022 for the G Class.
17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,390,013,644	—	—
Short-Term Investments	41,005,579	$23,681,757	—
	$5,431,019,223	$23,681,757	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing solely in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,656,749,839
Gross tax appreciation of investments	$1,259,924,945
Gross tax depreciation of investments	(461,973,804)
Net tax appreciation (depreciation) of investments	$797,951,141
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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9. Reorganization

On December 2, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of NT Heritage Fund, one fund in a series issued by the corporation, were transferred to Heritage Fund in exchange for shares of Heritage Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Heritage Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on March 25, 2022.

The reorganization was accomplished by a tax-free exchange of shares. On March 25, 2022, NT Heritage Fund exchanged its shares for shares of Heritage Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
NT Heritage Fund – G Class	82,805,306	Heritage Fund – G Class	44,533,666
The net assets of NT Heritage Fund and Heritage Fund immediately before the reorganization were $1,106,922,147 and $5,030,214,398, respectively. NT Heritage Fund's unrealized appreciation of $213,647,362 was combined with that of Heritage Fund. Immediately after the reorganization, the combined net assets were $6,137,136,545.

Assuming the reorganization had been completed on November 1, 2021, the beginning of the annual reporting period, the pro forma results of operations for the period ended April 30, 2022 are as follows:

Net investment income (loss)	$(17,239,610)
Net realized and unrealized gain (loss)	(2,037,484,868)
Net increase (decrease) in net assets resulting from operations	$(2,054,724,478)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NT Heritage Fund that have been included in the fund’s Statement of Operations since March 25, 2022.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$30.00	(0.08)	(7.35)	(7.43)	(3.26)	$19.31	(27.31)%	1.00%(4)	1.00%(4)	(0.71)%(4)	(0.71)%(4)	23%	$3,674,991
2021	$24.38	(0.18)	9.35	9.17	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
2020	$21.74	(0.10)	5.09	4.99	(2.35)	$24.38	25.00%	1.00%	1.00%	(0.47)%	(0.47)%	85%	$4,083,843
2019	$23.19	(0.08)	2.95	2.87	(4.32)	$21.74	17.22%	1.00%	1.00%	(0.38)%	(0.38)%	82%	$3,702,699
2018	$23.67	(0.07)	1.70	1.63	(2.11)	$23.19	7.16%	1.00%	1.00%	(0.30)%	(0.30)%	85%	$3,787,202
2017	$21.28	(0.03)	4.18	4.15	(1.76)	$23.67	20.77%	1.01%	1.01%	(0.15)%	(0.15)%	56%	$4,083,669
I Class
2022(3)	$33.26	(0.07)	(8.23)	(8.30)	(3.26)	$21.70	(27.24)%	0.80%(4)	0.80%(4)	(0.51)%(4)	(0.51)%(4)	23%	$281,975
2021	$26.66	(0.14)	10.29	10.15	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
2020	$23.52	(0.06)	5.55	5.49	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$328,636
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$336,242
2018	$25.00	(0.03)	1.80	1.77	(2.11)	$24.66	7.35%	0.80%	0.80%	(0.10)%	(0.10)%	85%	$247,267
2017	$22.34	—(5)	4.42	4.42	(1.76)	$25.00	21.01%	0.81%	0.81%	0.05%	0.05%	56%	$262,095

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$33.93	(0.05)	(8.41)	(8.46)	(3.26)	$22.21	(27.17)%	0.65%(4)	0.65%(4)	(0.36)%(4)	(0.36)%(4)	23%	$66,880
2021	$27.10	(0.10)	10.48	10.38	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
2020	$23.84	(0.03)	5.64	5.61	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$52,978
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$29,803
2018	$25.19	—(5)	1.82	1.82	(2.11)	$24.90	7.51%	0.65%	0.65%	0.05%	0.05%	85%	$9,694
2017(6)	$22.84	0.02	2.33	2.35	—	$25.19	10.29%	0.66%(4)	0.66%(4)	0.12%(4)	0.12%(4)	56%(7)	$6
A Class
2022(3)	$26.11	(0.10)	(6.28)	(6.38)	(3.26)	$16.47	(27.36)%	1.25%(4)	1.25%(4)	(0.96)%(4)	(0.96)%(4)	23%	$244,341
2021	$21.67	(0.22)	8.21	7.99	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
2020	$19.61	(0.14)	4.55	4.41	(2.35)	$21.67	24.73%	1.25%	1.25%	(0.72)%	(0.72)%	85%	$281,637
2019	$21.42	(0.12)	2.63	2.51	(4.32)	$19.61	16.91%	1.25%	1.25%	(0.63)%	(0.63)%	82%	$263,578
2018	$22.07	(0.12)	1.58	1.46	(2.11)	$21.42	6.89%	1.25%	1.25%	(0.55)%	(0.55)%	85%	$276,813
2017	$20.00	(0.08)	3.91	3.83	(1.76)	$22.07	20.48%	1.26%	1.26%	(0.40)%	(0.40)%	56%	$353,039

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$16.95	(0.11)	(3.81)	(3.92)	(3.26)	$9.77	(27.68)%	2.00%(4)	2.00%(4)	(1.71)%(4)	(1.71)%(4)	23%	$12,732
2021	$15.22	(0.25)	5.53	5.28	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
2020	$14.54	(0.20)	3.23	3.03	(2.35)	$15.22	23.73%	2.00%	2.00%	(1.47)%	(1.47)%	85%	$31,677
2019	$17.18	(0.19)	1.87	1.68	(4.32)	$14.54	16.06%	2.00%	2.00%	(1.38)%	(1.38)%	82%	$39,794
2018	$18.22	(0.23)	1.30	1.07	(2.11)	$17.18	6.13%	2.00%	2.00%	(1.30)%	(1.30)%	85%	$57,552
2017	$16.92	(0.19)	3.25	3.06	(1.76)	$18.22	19.58%	2.01%	2.01%	(1.15)%	(1.15)%	56%	$88,629
R Class
2022(3)	$25.91	(0.12)	(6.23)	(6.35)	(3.26)	$16.30	(27.47)%	1.50%(4)	1.50%(4)	(1.21)%(4)	(1.21)%(4)	23%	$25,650
2021	$21.57	(0.27)	8.16	7.89	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
2020	$19.58	(0.18)	4.52	4.34	(2.35)	$21.57	24.37%	1.50%	1.50%	(0.97)%	(0.97)%	85%	$31,862
2019	$21.43	(0.17)	2.64	2.47	(4.32)	$19.58	16.66%	1.50%	1.50%	(0.88)%	(0.88)%	82%	$32,803
2018	$22.13	(0.18)	1.59	1.41	(2.11)	$21.43	6.62%	1.50%	1.50%	(0.80)%	(0.80)%	85%	$32,464
2017	$20.10	(0.13)	3.92	3.79	(1.76)	$22.13	20.16%	1.51%	1.51%	(0.65)%	(0.65)%	56%	$39,033

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$33.26	(0.07)	(8.22)	(8.29)	(3.26)	$21.71	(27.21)%	0.80%(4)	0.80%(4)	(0.51)%(4)	(0.51)%(4)	23%	$390
2021	$26.66	(0.14)	10.29	10.15	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
2020	$23.52	(0.04)	5.53	5.49	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$1,339
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	0.80%	(0.18)%	(0.18)%	82%	$3,663
2018	$25.00	(0.04)	1.81	1.77	(2.11)	$24.66	7.35%	0.80%	0.80%	(0.10)%	(0.10)%	85%	$3,053
2017(6)	$22.69	—(5)	2.31	2.31	—	$25.00	10.18%	0.81%(4)	0.81%(4)	(0.03)%(4)	(0.03)%(4)	56%(7)	$114
R6 Class
2022(3)	$33.93	(0.05)	(8.41)	(8.46)	(3.26)	$22.21	(27.17)%	0.65%(4)	0.65%(4)	(0.36)%(4)	(0.36)%(4)	23%	$152,046
2021	$27.10	(0.09)	10.47	10.38	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
2020	$23.84	(0.03)	5.64	5.61	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$148,536
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	0.65%	(0.03)%	(0.03)%	82%	$134,822
2018	$25.19	0.02	1.80	1.82	(2.11)	$24.90	7.51%	0.65%	0.65%	0.05%	0.05%	85%	$132,651
2017	$22.46	0.04	4.45	4.49	(1.76)	$25.19	21.22%	0.66%	0.66%	0.20%	0.20%	56%	$186,335
G Class
2022(8)	$24.55	0.01	(2.16)	(2.15)	(0.18)	$22.22	(8.84)%	0.00%(4)(9)	0.65%(4)	0.20%(4)	(0.45)%(4)	23%(10)	$990,219

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(8)March 1, 2022 (commencement of sale) through April 30, 2022 (unaudited).
(9)Ratio was less than 0.005%.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended April 30, 2022.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2206

Semiannual Report

April 30, 2022

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Convertible Bonds	0.4%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	15.6%
Software	13.1%
Interactive Media and Services	11.2%
Semiconductors and Semiconductor Equipment	9.5%
IT Services	8.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$836.70	$4.37	0.96%
I Class	$1,000	$837.50	$3.46	0.76%
Y Class	$1,000	$838.20	$2.78	0.61%
A Class	$1,000	$835.60	$5.51	1.21%
C Class	$1,000	$832.50	$8.91	1.96%
R Class	$1,000	$834.60	$6.64	1.46%
R5 Class	$1,000	$837.50	$3.46	0.76%
R6 Class	$1,000	$838.20	$2.78	0.61%
Hypothetical
Investor Class	$1,000	$1,020.03	$4.81	0.96%
I Class	$1,000	$1,021.03	$3.81	0.76%
Y Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,018.79	$6.06	1.21%
C Class	$1,000	$1,015.08	$9.79	1.96%
R Class	$1,000	$1,017.56	$7.30	1.46%
R5 Class	$1,000	$1,021.03	$3.81	0.76%
R6 Class	$1,000	$1,021.77	$3.06	0.61%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Auto Components — 0.3%
Aptiv PLC(1)	104,200	$11,086,880
Automobiles — 4.1%
Tesla, Inc.(1)	197,800	172,236,328
Beverages — 1.5%
Constellation Brands, Inc., Class A	194,700	47,913,723
Diageo PLC	330,500	16,488,266
		64,401,989
Biotechnology — 4.2%
Biogen, Inc.(1)	170,400	35,347,776
Regeneron Pharmaceuticals, Inc.(1)	125,800	82,916,038
Vertex Pharmaceuticals, Inc.(1)	206,600	56,447,252
		174,711,066
Capital Markets — 1.9%
Moody's Corp.	71,100	22,501,728
MSCI, Inc.	94,100	39,639,625
S&P Global, Inc.	40,500	15,248,250
		77,389,603
Containers and Packaging — 0.7%
Ball Corp.	343,700	27,894,692
Energy Equipment and Services — 0.6%
ChampionX Corp.	1,146,800	24,197,480
Entertainment — 1.2%
Electronic Arts, Inc.	184,800	21,815,640
Walt Disney Co.(1)	265,700	29,660,091
		51,475,731
Equity Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc.	36,400	26,174,512
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	130,200	69,229,944
Health Care Equipment and Supplies — 0.5%
Penumbra, Inc.(1)	132,300	22,829,688
Health Care Providers and Services — 4.0%
UnitedHealth Group, Inc.	330,100	167,872,355
Hotels, Restaurants and Leisure — 1.8%
Airbnb, Inc., Class A(1)	478,300	73,280,343
Interactive Media and Services — 11.2%
Alphabet, Inc., Class A(1)	84,600	193,073,274
Alphabet, Inc., Class C(1)	83,200	191,304,256
Meta Platforms, Inc., Class A(1)	407,700	81,731,619
		466,109,149
Internet and Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)	106,300	264,222,469
IT Services — 8.0%
Mastercard, Inc., Class A	564,100	204,982,658
PayPal Holdings, Inc.(1)	382,100	33,598,053
Visa, Inc., Class A	445,100	94,864,163
		333,444,874
6

	Shares/Principal Amount	Value
Life Sciences Tools and Services — 0.9%
Danaher Corp.	143,400	$36,012,042
Machinery — 0.5%
FANUC Corp.	129,200	19,797,064
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	102,500	27,066,150
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	859,100	64,664,457
Professional Services — 0.4%
Verisk Analytics, Inc.	90,800	18,527,740
Road and Rail — 0.5%
Canadian Pacific Railway Ltd.	272,000	19,896,345
Semiconductors and Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(1)	448,100	38,321,512
Analog Devices, Inc.	785,100	121,203,738
KLA Corp.	162,100	51,752,046
NVIDIA Corp.	556,700	103,251,149
Texas Instruments, Inc.	469,900	80,000,475
		394,528,920
Software — 13.1%
Adobe, Inc.(1)	148,400	58,758,980
Atlassian Corp. PLC, Class A(1)	231,600	52,070,628
Crowdstrike Holdings, Inc., Class A(1)	177,300	35,240,148
Microsoft Corp.	1,142,700	317,122,104
Roper Technologies, Inc.	26,000	12,217,920
Salesforce, Inc.(1)	149,500	26,303,030
Zscaler, Inc.(1)	219,300	44,460,882
		546,173,692
Specialty Retail — 5.7%
Home Depot, Inc.	236,500	71,044,600
Lowe's Cos., Inc.	459,100	90,777,843
Tractor Supply Co.	366,600	73,851,570
		235,674,013
Technology Hardware, Storage and Peripherals — 15.6%
Apple, Inc.	4,128,400	650,842,260
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	498,200	62,125,540
TOTAL COMMON STOCKS (Cost $1,619,662,608)		4,101,865,326
CONVERTIBLE BONDS — 0.4%
Biotechnology — 0.2%
Ascendis Pharma A/S, 2.25%, 4/1/28(2)	$10,437,000	9,664,662
IT Services — 0.2%
Block, Inc., 0.50%, 5/15/23(3)	5,601,000	7,946,418
TOTAL CONVERTIBLE BONDS (Cost $15,873,182)		17,611,080
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	544,410	544,410
7

	Shares/Principal Amount	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	56,453	$56,453
		600,863
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $3,884,442), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $3,817,447)		3,817,367
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125% - 3.375%, 5/15/48 - 11/15/48, valued at $38,939,601), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $38,176,764)		38,176,000
		41,993,367
TOTAL SHORT-TERM INVESTMENTS (Cost $42,594,230)		42,594,230
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,678,130,020)		4,162,070,636
OTHER ASSETS AND LIABILITIES — 0.2%		8,739,947
TOTAL NET ASSETS — 100.0%		$4,170,810,583

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Mastercard, Inc.	285	Call	$410.00	5/20/22	$10,356,330	$(53,999)	$(27,788)
UnitedHealth Group, Inc.	200	Call	$550.00	5/20/22	$10,171,000	(52,748)	(28,000)
						$(106,747)	$(55,788)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	664,496	USD	526,109	Credit Suisse AG	6/30/22	$(8,940)
CAD	582,624	USD	456,034	Goldman Sachs & Co.	6/30/22	(2,584)
CAD	1,212,848	USD	970,520	Morgan Stanley	6/30/22	(26,575)
USD	15,320,607	CAD	19,262,768	Credit Suisse AG	6/30/22	328,622
USD	462,911	CAD	578,816	Credit Suisse AG	6/30/22	12,425
USD	556,209	CAD	694,960	Credit Suisse AG	6/30/22	15,330
						$318,278

8

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,664,662, which represented 0.2% of total net assets.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $55,331. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $56,453.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,678,073,567) — including $55,331 of securities on loan	$4,162,014,183
Investment made with cash collateral received for securities on loan, at value (cost of $56,453)	56,453
Total investment securities, at value (cost of $1,678,130,020)	4,162,070,636
Cash	54,000
Receivable for investments sold	10,816,231
Receivable for capital shares sold	696,568
Unrealized appreciation on forward foreign currency exchange contracts	356,377
Dividends and interest receivable	1,533,105
Securities lending receivable	66
4,175,526,983

Liabilities
Written options, at value (premiums received $106,747)	55,788
Payable for collateral received for securities on loan	56,453
Payable for capital shares redeemed	1,048,635
Unrealized depreciation on forward foreign currency exchange contracts	38,099
Accrued management fees	3,499,665
Distribution and service fees payable	17,760
4,716,400

Net Assets	$4,170,810,583

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,454,986,370
Distributable earnings	2,715,824,213
$4,170,810,583

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,876,630,039	40,419,984	$95.91
I Class, $0.01 Par Value	$133,046,397	1,348,771	$98.64
Y Class, $0.01 Par Value	$88,282,565	889,739	$99.22
A Class, $0.01 Par Value	$58,619,474	635,148	$92.29*
C Class, $0.01 Par Value	$3,426,249	44,299	$77.34
R Class, $0.01 Par Value	$3,824,661	42,313	$90.39
R5 Class, $0.01 Par Value	$10,851	110	$98.65
R6 Class, $0.01 Par Value	$6,970,347	70,350	$99.08
*Maximum offering price $97.92 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $37,666)	$13,411,461
Interest	120,211
Securities lending, net	943
13,532,615

Expenses:
Management fees	23,091,121
Distribution and service fees:
A Class	83,588
C Class	19,448
R Class	10,593
Directors' fees and expenses	51,244
Other expenses	228
23,256,222
Fees waived(1)	(756,009)
22,500,213

Net investment income (loss)	(8,967,598)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	255,608,010
Forward foreign currency exchange contract transactions	(140,028)
Written options contract transactions	661,265
Foreign currency translation transactions	(4,478)
256,124,769

Change in net unrealized appreciation (depreciation) on:
Investments	(1,066,215,771)
Forward foreign currency exchange contracts	681,619
Written options contracts	50,959
Translation of assets and liabilities in foreign currencies	(10,879)
(1,065,494,072)

Net realized and unrealized gain (loss)	(809,369,303)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(818,336,901)
(1)Amount consists of $703,420, $23,511, $16,078, $10,635, $619, $674, $2 and $1,070 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$(8,967,598)	$(16,451,537)
Net realized gain (loss)	256,124,769	394,062,754
Change in net unrealized appreciation (depreciation)	(1,065,494,072)	1,143,036,977
Net increase (decrease) in net assets resulting from operations	(818,336,901)	1,520,648,194

Distributions to Shareholders
From earnings:
Investor Class	(367,899,374)	(240,030,213)
I Class	(11,838,751)	(7,922,820)
Y Class	(7,876,454)	(4,985,113)
A Class	(5,779,062)	(3,739,458)
C Class	(386,505)	(416,002)
R Class	(370,140)	(245,807)
R5 Class	(978)	(604)
R6 Class	(492,899)	(271,184)
Decrease in net assets from distributions	(394,644,163)	(257,611,201)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	264,999,446	(1,114,068)

Net increase (decrease) in net assets	(947,981,618)	1,261,922,925

Net Assets
Beginning of period	5,118,792,201	3,856,869,276
End of period	$4,170,810,583	$5,118,792,201

See Notes to Financial Statements.
12

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$56,453	—	—	—	$56,453
Gross amount of recognized liabilities for securities lending transactions					$56,453
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2022, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.954% for Investor Class, A Class, C Class and R Class, 0.754% for I Class and R5 Class, and 0.604% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.98%	0.95%
I Class	0.600% to 0.790%	0.78%	0.75%
Y Class	0.450% to 0.640%	0.63%	0.60%
A Class	0.800% to 0.990%	0.98%	0.95%
C Class	0.800% to 0.990%	0.98%	0.95%
R Class	0.800% to 0.990%	0.98%	0.95%
R5 Class	0.600% to 0.790%	0.78%	0.75%
R6 Class	0.450% to 0.640%	0.63%	0.60%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $344,466,818 and $527,245,423, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	519,864	$57,085,021	892,572	$96,405,055
Issued in reinvestment of distributions	3,012,004	350,115,324	2,304,332	226,851,440
Redeemed	(1,547,657)	(171,617,601)	(3,050,748)	(327,630,332)
	1,984,211	235,582,744	146,156	(4,373,837)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	163,289	18,142,570	241,612	26,516,887
Issued in reinvestment of distributions	94,457	11,283,831	75,030	7,559,973
Redeemed	(138,677)	(15,646,408)	(336,569)	(36,292,186)
	119,069	13,779,993	(19,927)	(2,215,326)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	144,722	16,350,877	539,904	62,766,563
Issued in reinvestment of distributions	65,028	7,809,242	48,856	4,939,354
Redeemed	(130,741)	(14,626,262)	(532,009)	(61,052,630)
	79,009	9,533,857	56,751	6,653,287
A Class/Shares Authorized	30,000,000		40,000,000
Sold	32,385	3,342,977	64,313	6,610,145
Issued in reinvestment of distributions	50,370	5,639,954	38,481	3,669,198
Redeemed	(54,634)	(5,764,596)	(94,091)	(9,834,703)
	28,121	3,218,335	8,703	444,640
C Class/Shares Authorized	20,000,000		30,000,000
Sold	3,667	316,836	6,208	568,197
Issued in reinvestment of distributions	4,031	379,383	5,050	413,834
Redeemed	(3,939)	(349,260)	(38,754)	(3,272,318)
	3,759	346,959	(27,496)	(2,290,287)
R Class/Shares Authorized	20,000,000		30,000,000
Sold	5,297	541,083	9,167	939,879
Issued in reinvestment of distributions	3,372	370,140	2,207	206,867
Redeemed	(4,152)	(420,730)	(11,240)	(1,143,785)
	4,517	490,493	134	2,961
R5 Class/Shares Authorized	20,000,000		30,000,000
Issued in reinvestment of distributions	8	978	6	604
R6 Class/Shares Authorized	30,000,000		40,000,000
Sold	23,785	2,510,915	13,479	1,430,105
Issued in reinvestment of distributions	4,066	487,636	2,671	269,645
Redeemed	(8,615)	(952,464)	(9,294)	(1,035,860)
	19,236	2,046,087	6,856	663,890
Net increase (decrease)	2,237,930	$264,999,446	171,183	$(1,114,068)
17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,045,683,651	$56,181,675	—
Convertible Bonds	—	17,611,080	—
Short-Term Investments	600,863	41,993,367	—
	$4,046,284,514	$115,786,122	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$356,377	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$38,099	—
Written Options Contracts	$55,788	—	—
	$55,788	$38,099	—

18

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 1,310 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,975,223.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$55,788
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$356,377	Unrealized depreciation on forward foreign currency exchange contracts	38,099
		$356,377		$93,887

19

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$661,265	Change in net unrealized appreciation (depreciation) on written options contracts	$50,959
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(140,028)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	681,619
		$521,237		$732,578

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,678,152,266
Gross tax appreciation of investments	$2,540,471,626
Gross tax depreciation of investments	(56,553,256)
Net tax appreciation (depreciation) of investments	$2,483,918,370

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2021, the fund had late-year ordinary loss deferrals of $(15,938,766), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$124.12	(0.21)	(18.37)	(18.58)	—	(9.63)	(9.63)	$95.91	(16.33)%	0.96%(4)	0.99%(4)	(0.39)%(4)	(0.42)%(4)	7%	$3,876,630
2021	$93.93	(0.40)	36.91	36.51	—	(6.32)	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
2020	$78.58	(0.13)	19.83	19.70	—	(4.35)	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
2019	$73.74	—(5)	10.42	10.42	(0.03)	(5.55)	(5.58)	$78.58	15.98%	0.97%	0.99%	0.00%(6)	(0.02)%	17%	$3,054,007
2018	$71.92	0.04	6.20	6.24	(0.21)	(4.21)	(4.42)	$73.74	8.94%	0.97%	0.99%	0.06%	0.04%	22%	$2,835,970
2017	$58.32	0.21	15.59	15.80	(0.22)	(1.98)	(2.20)	$71.92	27.93%	0.99%	1.00%	0.33%	0.32%	19%	$2,753,729
I Class
2022(3)	$127.27	(0.11)	(18.89)	(19.00)	—	(9.63)	(9.63)	$98.64	(16.25)%	0.76%(4)	0.79%(4)	(0.19)%(4)	(0.22)%(4)	7%	$133,046
2021	$95.99	(0.19)	37.79	37.60	—	(6.32)	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
2020	$80.06	0.05	20.23	20.28	—	(4.35)	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
2019	$75.02	0.13	10.63	10.76	(0.17)	(5.55)	(5.72)	$80.06	16.22%	0.77%	0.79%	0.20%	0.18%	17%	$105,310
2018	$73.11	0.19	6.29	6.48	(0.36)	(4.21)	(4.57)	$75.02	9.15%	0.77%	0.79%	0.26%	0.24%	22%	$70,986
2017	$59.25	0.31	15.87	16.18	(0.34)	(1.98)	(2.32)	$73.11	28.20%	0.79%	0.80%	0.53%	0.52%	19%	$60,895

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$127.87	(0.02)	(19.00)	(19.02)	—	(9.63)	(9.63)	$99.22	(16.18)%	0.61%(4)	0.64%(4)	(0.04)%(4)	(0.07)%(4)	7%	$88,283
2021	$96.28	(0.03)	37.94	37.91	—	(6.32)	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
2020	$80.17	0.16	20.30	20.46	—	(4.35)	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
2019	$75.13	0.22	10.64	10.86	(0.27)	(5.55)	(5.82)	$80.17	16.38%	0.62%	0.64%	0.35%	0.33%	17%	$46,034
2018	$73.13	0.28	6.33	6.61	(0.40)	(4.21)	(4.61)	$75.13	9.34%	0.62%	0.64%	0.41%	0.39%	22%	$14,529
2017(7)	$63.80	0.22	9.11	9.33	—	—	—	$73.13	14.62%	0.64%(4)	0.65%(4)	0.59%(4)	0.58%(4)	19%(8)	$6
A Class
2022(3)	$119.94	(0.34)	(17.68)	(18.02)	—	(9.63)	(9.63)	$92.29	(16.44)%	1.21%(4)	1.24%(4)	(0.64)%(4)	(0.67)%(4)	7%	$58,619
2021	$91.18	(0.65)	35.73	35.08	—	(6.32)	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
2020	$76.58	(0.33)	19.28	18.95	—	(4.35)	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558
2019	$72.15	(0.18)	10.16	9.98	—	(5.55)	(5.55)	$76.58	15.69%	1.22%	1.24%	(0.25)%	(0.27)%	17%	$42,013
2018	$70.45	(0.14)	6.07	5.93	(0.02)	(4.21)	(4.23)	$72.15	8.67%	1.22%	1.24%	(0.19)%	(0.21)%	22%	$39,459
2017	$57.16	0.05	15.29	15.34	(0.07)	(1.98)	(2.05)	$70.45	27.63%	1.24%	1.25%	0.08%	0.07%	19%	$40,345

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$102.40	(0.62)	(14.81)	(15.43)	—	(9.63)	(9.63)	$77.34	(16.75)%	1.96%(4)	1.99%(4)	(1.39)%(4)	(1.42)%(4)	7%	$3,426
2021	$79.23	(1.21)	30.70	29.49	—	(6.32)	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
2020	$67.55	(0.82)	16.85	16.03	—	(4.35)	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390
2019	$64.79	(0.63)	8.94	8.31	—	(5.55)	(5.55)	$67.55	14.82%	1.97%	1.99%	(1.00)%	(1.02)%	17%	$5,523
2018	$64.11	(0.62)	5.51	4.89	—	(4.21)	(4.21)	$64.79	7.86%	1.97%	1.99%	(0.94)%	(0.96)%	22%	$5,700
2017	$52.51	(0.39)	13.97	13.58	—	(1.98)	(1.98)	$64.11	26.66%	1.99%	2.00%	(0.67)%	(0.68)%	19%	$5,668
R Class
2022(3)	$117.80	(0.46)	(17.32)	(17.78)	—	(9.63)	(9.63)	$90.39	(16.54)%	1.46%(4)	1.49%(4)	(0.89)%(4)	(0.92)%(4)	7%	$3,825
2021	$89.86	(0.90)	35.16	34.26	—	(6.32)	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
2020	$75.71	(0.53)	19.03	18.50	—	(4.35)	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
2019	$71.56	(0.36)	10.06	9.70	—	(5.55)	(5.55)	$75.71	15.40%	1.47%	1.49%	(0.50)%	(0.52)%	17%	$3,019
2018	$70.05	(0.30)	6.02	5.72	—	(4.21)	(4.21)	$71.56	8.41%	1.47%	1.49%	(0.44)%	(0.46)%	22%	$2,259
2017	$56.92	(0.11)	15.22	15.11	—	(1.98)	(1.98)	$70.05	27.30%	1.49%	1.50%	(0.17)%	(0.18)%	19%	$3,518

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$127.28	(0.11)	(18.89)	(19.00)	—	(9.63)	(9.63)	$98.65	(16.25)%	0.76%(4)	0.79%(4)	(0.19)%(4)	(0.22)%(4)	7%	$11
2021	$95.99	(0.18)	37.79	37.61	—	(6.32)	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
2020	$80.07	0.03	20.24	20.27	—	(4.35)	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
2019	$75.04	0.13	10.62	10.75	(0.17)	(5.55)	(5.72)	$80.07	16.20%	0.77%	0.79%	0.20%	0.18%	17%	$7
2018	$73.10	0.18	6.28	6.46	(0.31)	(4.21)	(4.52)	$75.04	9.13%	0.77%	0.79%	0.26%	0.24%	22%	$6
2017(7)	$63.83	0.17	9.10	9.27	—	—	—	$73.10	14.52%	0.79%(4)	0.80%(4)	0.44%(4)	0.43%(4)	19%(8)	$6
R6 Class
2022(3)	$127.70	(0.03)	(18.96)	(18.99)	—	(9.63)	(9.63)	$99.08	(16.18)%	0.61%(4)	0.64%(4)	(0.04)%(4)	(0.07)%(4)	7%	$6,970
2021	$96.16	(0.02)	37.88	37.86	—	(6.32)	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
2020	$80.08	0.16	20.27	20.43	—	(4.35)	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
2019	$75.05	0.25	10.60	10.85	(0.27)	(5.55)	(5.82)	$80.08	16.39%	0.62%	0.64%	0.35%	0.33%	17%	$2,544
2018	$73.13	0.31	6.29	6.60	(0.47)	(4.21)	(4.68)	$75.05	9.33%	0.62%	0.64%	0.41%	0.39%	22%	$1,708
2017	$59.27	0.51	15.76	16.27	(0.43)	(1.98)	(2.41)	$73.13	28.38%	0.64%	0.65%	0.68%	0.67%	19%	$1,519

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)Amount is less than $0.005.
(6)Ratio was less than 0.005%.
(7)April 10, 2017 (commencement of sale) through October 31, 2017.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2206

Semiannual Report

April 30, 2022

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Short-Term Investments	2.7%
Other Assets and Liabilities	(0.9)%

Top Five Industries	% of net assets
Software	10.6%
Biotechnology	8.7%
Health Care Providers and Services	6.4%
Hotels, Restaurants and Leisure	5.4%
Health Care Equipment and Supplies	4.6%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$760.90	$5.11	1.17%
I Class	$1,000	$761.70	$4.24	0.97%
Y Class	$1,000	$762.50	$3.58	0.82%
A Class	$1,000	$760.10	$6.20	1.42%
C Class	$1,000	$756.90	$9.45	2.17%
R Class	$1,000	$759.30	$7.28	1.67%
R5 Class	$1,000	$762.00	$4.24	0.97%
R6 Class	$1,000	$762.40	$3.58	0.82%
G Class	$1,000	$765.90	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,018.99	$5.86	1.17%
I Class	$1,000	$1,019.98	$4.86	0.97%
Y Class	$1,000	$1,020.73	$4.11	0.82%
A Class	$1,000	$1,017.75	$7.10	1.42%
C Class	$1,000	$1,014.03	$10.84	2.17%
R Class	$1,000	$1,016.51	$8.35	1.67%
R5 Class	$1,000	$1,019.98	$4.86	0.97%
R6 Class	$1,000	$1,020.73	$4.11	0.82%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Aerospace and Defense — 2.6%
Aerojet Rocketdyne Holdings, Inc.(1)	486,306	$19,442,514
CAE, Inc.(1)	693,569	16,493,623
Mercury Systems, Inc.(1)	225,046	12,555,316
		48,491,453
Auto Components — 0.6%
Fox Factory Holding Corp.(1)	124,510	10,194,879
Banks — 1.8%
Bancorp, Inc.(1)	444,076	10,076,084
Silvergate Capital Corp., Class A(1)	103,154	12,064,892
Triumph Bancorp, Inc.(1)	155,345	10,787,157
		32,928,133
Beverages — 0.9%
Duckhorn Portfolio, Inc.(1)	42,669	828,632
MGP Ingredients, Inc.	167,615	15,308,278
		16,136,910
Biotechnology — 8.7%
ADC Therapeutics SA(1)(2)	377,348	4,441,386
Arcus Biosciences, Inc.(1)	92,525	2,240,030
Arcutis Biotherapeutics, Inc.(1)	472,674	9,543,288
Biohaven Pharmaceutical Holding Co. Ltd.(1)	167,322	14,920,103
Blueprint Medicines Corp.(1)	167,339	9,764,231
Bridgebio Pharma, Inc.(1)	301,482	2,417,886
Celldex Therapeutics, Inc.(1)	164,069	5,012,308
Centessa Pharmaceuticals PLC, ADR(1)(2)	464,785	4,052,925
Cytokinetics, Inc.(1)	370,322	14,764,738
Erasca, Inc.(1)(2)	271,000	1,972,880
Fate Therapeutics, Inc.(1)	195,237	5,575,969
Global Blood Therapeutics, Inc.(1)	315,532	9,686,832
Halozyme Therapeutics, Inc.(1)	443,573	17,698,563
Insmed, Inc.(1)	530,373	11,652,295
Intellia Therapeutics, Inc.(1)	64,273	3,151,305
Iovance Biotherapeutics, Inc.(1)	138,333	2,095,745
KalVista Pharmaceuticals, Inc.(1)	436,457	5,556,098
Karuna Therapeutics, Inc.(1)	116,338	12,967,033
Kinnate Biopharma, Inc.(1)(2)	288,156	2,152,525
Kymera Therapeutics, Inc.(1)	190,238	5,963,961
Natera, Inc.(1)	282,421	9,918,626
Relay Therapeutics, Inc.(1)	182,741	4,354,718
		159,903,445
Building Products — 1.9%
Hayward Holdings, Inc.(1)	1,029,870	16,374,933
Masonite International Corp.(1)	158,137	12,258,780
Trex Co., Inc.(1)	103,974	6,050,247
		34,683,960
Capital Markets — 0.3%
Open Lending Corp., Class A(1)	402,934	5,496,020
6

	Shares	Value
Chemicals — 1.6%
Diversey Holdings Ltd.(1)	1,947,104	$15,070,585
Element Solutions, Inc.	723,466	14,917,869
		29,988,454
Commercial Services and Supplies — 3.4%
Brink's Co.	338,221	19,938,128
Clean Harbors, Inc.(1)	175,188	18,382,477
Driven Brands Holdings, Inc.(1)	884,434	24,666,864
		62,987,469
Construction and Engineering — 0.9%
Construction Partners, Inc., Class A(1)	651,196	16,807,369
Construction Materials — 1.7%
Eagle Materials, Inc.	107,370	13,240,869
Summit Materials, Inc., Class A(1)	607,704	16,894,171
		30,135,040
Containers and Packaging — 2.2%
AptarGroup, Inc.	97,604	11,207,867
Intertape Polymer Group, Inc.(2)	853,938	26,422,789
Ranpak Holdings Corp.(1)	219,155	3,304,857
		40,935,513
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A	515,988	14,163,871
Electrical Equipment — 0.8%
Sensata Technologies Holding PLC(1)	333,428	15,140,966
Electronic Equipment, Instruments and Components — 2.0%
Jabil, Inc.	247,459	14,285,808
National Instruments Corp.	622,847	22,509,691
		36,795,499
Equity Real Estate Investment Trusts (REITs) — 2.1%
DigitalBridge Group, Inc.(1)	2,331,465	16,226,997
Ryman Hospitality Properties, Inc.(1)	245,336	22,934,009
		39,161,006
Food and Staples Retailing — 2.1%
BJ's Wholesale Club Holdings, Inc.(1)	381,652	24,559,306
Grocery Outlet Holding Corp.(1)	422,374	14,221,333
		38,780,639
Food Products — 0.7%
Sovos Brands, Inc.(1)	835,062	12,609,436
Health Care Equipment and Supplies — 4.6%
Establishment Labs Holdings, Inc.(1)	168,793	11,943,793
Inari Medical, Inc.(1)	248,261	20,034,663
NeuroPace, Inc.(1)(2)	478,179	3,844,559
SI-BONE, Inc.(1)	732,588	14,637,108
Silk Road Medical, Inc.(1)	452,156	15,848,068
Tandem Diabetes Care, Inc.(1)	194,520	18,767,289
		85,075,480
Health Care Providers and Services — 6.4%
Covetrus, Inc.(1)	413,192	5,702,050
Encompass Health Corp.	191,826	13,203,384
Ensign Group, Inc.	176,398	14,170,051
HealthEquity, Inc.(1)	384,135	23,939,293
Invitae Corp.(1)	596,366	3,166,703
7

	Shares	Value
Progyny, Inc.(1)	281,569	$10,826,328
R1 RCM, Inc.(1)	992,302	22,346,641
RadNet, Inc.(1)	499,630	9,742,785
Tenet Healthcare Corp.(1)	197,454	14,317,390
		117,414,625
Health Care Technology — 1.6%
Health Catalyst, Inc.(1)	645,356	10,738,724
OptimizeRx Corp.(1)	390,989	10,990,701
Schrodinger, Inc.(1)	324,194	8,014,075
		29,743,500
Hotels, Restaurants and Leisure — 5.4%
Churchill Downs, Inc.	95,821	19,445,914
Planet Fitness, Inc., Class A(1)	295,351	23,636,940
SeaWorld Entertainment, Inc.(1)	345,369	23,291,685
Wingstop, Inc.	185,067	16,981,748
Wyndham Hotels & Resorts, Inc.	171,929	15,122,875
		98,479,162
Household Durables — 0.5%
Sonos, Inc.(1)	418,431	9,548,595
Insurance — 2.6%
Goosehead Insurance, Inc., Class A	234,126	13,459,904
Kinsale Capital Group, Inc.	92,283	20,458,218
RLI Corp.	120,263	13,803,787
		47,721,909
Interactive Media and Services — 2.1%
Cargurus, Inc.(1)	556,732	18,194,002
Eventbrite, Inc., Class A(1)	1,138,338	12,043,616
QuinStreet, Inc.(1)	837,912	7,968,543
		38,206,161
IT Services — 3.6%
DigitalOcean Holdings, Inc.(1)	305,705	12,053,948
MAXIMUS, Inc.	114,300	8,330,184
Perficient, Inc.(1)	118,936	11,823,428
Switch, Inc., Class A	699,682	20,892,504
Thoughtworks Holding, Inc.(1)	711,205	13,164,405
		66,264,469
Leisure Products — 1.7%
Brunswick Corp.	201,380	15,226,342
Callaway Golf Co.(1)	682,909	14,983,023
		30,209,365
Life Sciences Tools and Services — 0.4%
MaxCyte, Inc.(1)	1,401,332	7,763,379
Machinery — 3.7%
AGCO Corp.	97,605	12,434,877
Astec Industries, Inc.	278,046	10,871,599
ATS Automation Tooling Systems, Inc.(1)	517,090	15,090,261
John Bean Technologies Corp.	149,504	17,625,026
Mueller Water Products, Inc., Class A	946,956	11,391,881
		67,413,644
Multiline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.(1)	224,100	10,768,005
Oil, Gas and Consumable Fuels — 2.7%
Matador Resources Co.	619,992	30,268,010
8

	Shares	Value
Whitecap Resources, Inc.	2,317,823	$18,998,697
		49,266,707
Personal Products — 0.9%
Medifast, Inc.	96,440	17,201,038
Pharmaceuticals — 1.9%
Arvinas, Inc.(1)	134,110	7,372,027
Edgewise Therapeutics, Inc.(1)	272,174	2,171,949
Harmony Biosciences Holdings, Inc.(1)	174,635	7,865,560
Intra-Cellular Therapies, Inc.(1)	257,891	13,051,863
Ventyx Biosciences, Inc.(1)(2)	352,126	5,116,391
		35,577,790
Professional Services — 1.4%
ASGN, Inc.(1)	82,869	9,401,488
First Advantage Corp.(1)	978,825	16,992,402
		26,393,890
Real Estate Management and Development — 1.8%
Altus Group Ltd.(2)	351,595	13,167,194
Newmark Group, Inc., Class A	703,708	8,550,052
Tricon Residential, Inc. (Toronto)(2)	758,811	10,980,653
		32,697,899
Semiconductors and Semiconductor Equipment — 4.3%
Ambarella, Inc.(1)	91,642	7,521,975
Ichor Holdings Ltd.(1)	281,516	8,194,931
MACOM Technology Solutions Holdings, Inc.(1)	164,836	8,398,394
Onto Innovation, Inc.(1)	253,096	18,005,250
Power Integrations, Inc.	245,742	19,659,360
Semtech Corp.(1)	280,634	16,725,786
		78,505,696
Software — 10.6%
Box, Inc., Class A(1)	526,502	16,121,491
JFrog Ltd.(1)	400,903	8,366,846
Manhattan Associates, Inc.(1)	191,453	24,994,189
nCino, Inc.(1)	241,568	9,056,384
New Relic, Inc.(1)	147,271	9,317,836
Paycor HCM, Inc.(1)	929,615	22,896,418
Paylocity Holding Corp.(1)	120,403	22,832,021
SailPoint Technologies Holdings, Inc.(1)	234,701	14,980,965
Sprout Social, Inc., Class A(1)	318,798	19,535,941
SPS Commerce, Inc.(1)	166,857	19,961,103
Tenable Holdings, Inc.(1)	479,819	26,500,403
		194,563,597
Specialty Retail — 3.3%
Leslie's, Inc.(1)	1,218,088	23,874,525
National Vision Holdings, Inc.(1)	462,246	17,403,562
Petco Health & Wellness Co., Inc.(1)(2)	963,629	18,559,494
		59,837,581
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., Class A(1)	249,883	7,321,572
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	190,144	12,631,266
Trading Companies and Distributors — 1.0%
H&E Equipment Services, Inc.	505,237	17,925,809
9

	Shares	Value
Water Utilities — 0.9%
SJW Group	284,210	$16,768,390
TOTAL COMMON STOCKS (Cost $1,883,761,315)		1,802,639,591
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	440,939	440,939
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,293,105	18,293,105
		18,734,044
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $2,846,439), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $2,797,346)		2,797,288
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00%, 2/15/48, valued at $28,533,541), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $27,974,559)		27,974,000
		30,771,288
TOTAL SHORT-TERM INVESTMENTS (Cost $49,505,332)		49,505,332
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,933,266,647)		1,852,144,923
OTHER ASSETS AND LIABILITIES — (0.9)%		(16,418,936)
TOTAL NET ASSETS — 100.0%		$1,835,725,987

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,557,008	USD	2,784,154	Goldman Sachs & Co.	6/30/22	$(15,777)
CAD	7,813,166	USD	6,190,480	Morgan Stanley	6/30/22	(109,585)
USD	93,449,523	CAD	117,751,632	Credit Suisse AG	6/30/22	1,804,814
USD	4,782,611	CAD	6,035,502	Credit Suisse AG	6/30/22	85,251
USD	2,088,589	CAD	2,637,234	Morgan Stanley	6/30/22	36,061
USD	2,486,696	CAD	3,141,671	Morgan Stanley	6/30/22	41,570
						$1,842,334

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,854,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,712,389, which includes securities collateral of $6,419,284.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,914,973,542) — including $23,854,870 of securities on loan	$1,833,851,818
Investment made with cash collateral received for securities on loan, at value (cost of $18,293,105)	18,293,105
Total investment securities, at value (cost of $1,933,266,647)	1,852,144,923
Receivable for investments sold	800,031
Receivable for capital shares sold	1,836,704
Unrealized appreciation on forward foreign currency exchange contracts	1,967,696
Dividends and interest receivable	1,875,074
Securities lending receivable	10,366
1,858,634,794

Liabilities
Payable for collateral received for securities on loan	18,293,105
Payable for investments purchased	827,134
Payable for capital shares redeemed	2,266,375
Unrealized depreciation on forward foreign currency exchange contracts	125,362
Accrued management fees	1,363,591
Distribution and service fees payable	33,240
22,908,807

Net Assets	$1,835,725,987

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,943,133,723
Distributable earnings	(107,407,736)
$1,835,725,987

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$525,871,999	30,724,581	$17.12
I Class, $0.01 Par Value	$391,363,385	21,822,787	$17.93
Y Class, $0.01 Par Value	$190,767,086	10,424,269	$18.30
A Class, $0.01 Par Value	$96,781,031	6,051,746	$15.99*
C Class, $0.01 Par Value	$8,595,266	658,403	$13.05
R Class, $0.01 Par Value	$9,054,818	596,229	$15.19
R5 Class, $0.01 Par Value	$7,983,259	444,848	$17.95
R6 Class, $0.01 Par Value	$302,274,787	16,525,109	$18.29
G Class, $0.01 Par Value	$303,034,356	16,020,554	$18.92
*Maximum offering price $16.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $130,795)	$5,443,512
Securities lending, net	46,040
Interest	19,681
5,509,233

Expenses:
Management fees	10,008,288
Distribution and service fees:
A Class	143,178
C Class	47,738
R Class	27,463
Directors' fees and expenses	21,928
Other expenses	1,567
10,250,162
Fees waived - G Class	(1,401,528)
8,848,634

Net investment income (loss)	(3,339,401)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(16,236,436)
Forward foreign currency exchange contract transactions	(849,502)
Foreign currency translation transactions	(6,121)
(17,092,059)

Change in net unrealized appreciation (depreciation) on:
Investments	(537,330,351)
Forward foreign currency exchange contracts	4,034,281
Translation of assets and liabilities in foreign currencies	166
(533,295,904)

Net realized and unrealized gain (loss)	(550,387,963)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(553,727,364)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$(3,339,401)	$(10,540,833)
Net realized gain (loss)	(17,092,059)	440,180,285
Change in net unrealized appreciation (depreciation)	(533,295,904)	165,939,821
Net increase (decrease) in net assets resulting from operations	(553,727,364)	595,579,273

Distributions to Shareholders
From earnings:
Investor Class	(122,931,535)	(62,781,510)
I Class	(76,314,465)	(43,474,342)
Y Class	(30,096,913)	(15,461,227)
A Class	(23,815,635)	(12,881,120)
C Class	(2,264,825)	(823,392)
R Class	(2,347,192)	(1,137,082)
R5 Class	(1,046,109)	(1,134)
R6 Class	(56,730,478)	(14,189,017)
G Class	(60,650,367)	(31,492,935)
Decrease in net assets from distributions	(376,197,519)	(182,241,759)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	498,669,659	353,243,408

Net increase (decrease) in net assets	(431,255,224)	766,580,922

Net Assets
Beginning of period	2,266,981,211	1,500,400,289
End of period	$1,835,725,987	$2,266,981,211

See Notes to Financial Statements.
13

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
15

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,293,105	—	—	—	$18,293,105
Gross amount of recognized liabilities for securities lending transactions					$18,293,105
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 13% of the shares of the fund.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.17%
I Class	0.900% to 1.300%	0.97%
Y Class	0.750% to 1.150%	0.82%
A Class	1.100% to 1.500%	1.17%
C Class	1.100% to 1.500%	1.17%
R Class	1.100% to 1.500%	1.17%
R5 Class	0.900% to 1.300%	0.97%
R6 Class	0.750% to 1.150%	0.82%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.82%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $791,912,964 and $643,936,408, respectively.

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5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	335,000,000		335,000,000
Sold	1,645,599	$36,204,388	5,201,148	$132,383,799
Issued in reinvestment of distributions	5,388,578	115,638,892	2,479,907	58,274,650
Redeemed	(2,549,673)	(51,689,850)	(5,592,502)	(141,184,376)
	4,484,504	100,153,430	2,088,553	49,474,073
I Class/Shares Authorized	210,000,000		210,000,000
Sold	5,100,928	106,058,746	8,344,806	219,598,270
Issued in reinvestment of distributions	3,285,206	73,818,580	1,708,377	41,616,070
Redeemed	(2,940,928)	(62,323,081)	(7,651,690)	(206,252,981)
	5,445,206	117,554,245	2,401,493	54,961,359
Y Class/Shares Authorized	45,000,000		30,000,000
Sold	5,021,865	107,913,762	2,146,541	58,617,976
Issued in reinvestment of distributions	312,106	7,150,342	125,315	3,097,792
Redeemed	(1,921,187)	(42,720,642)	(949,794)	(25,673,469)
	3,412,784	72,343,462	1,322,062	36,042,299
A Class/Shares Authorized	70,000,000		70,000,000
Sold	328,926	6,334,901	893,567	21,725,400
Issued in reinvestment of distributions	1,153,265	23,146,028	557,328	12,428,385
Redeemed	(623,897)	(11,990,984)	(933,351)	(22,599,792)
	858,294	17,489,945	517,544	11,553,993
C Class/Shares Authorized	20,000,000		30,000,000
Sold	110,276	1,744,525	256,593	5,394,290
Issued in reinvestment of distributions	137,205	2,254,281	42,909	822,132
Redeemed	(68,654)	(1,049,207)	(108,201)	(2,217,451)
	178,827	2,949,599	191,301	3,998,971
R Class/Shares Authorized	30,000,000		30,000,000
Sold	85,335	1,533,175	203,005	4,752,618
Issued in reinvestment of distributions	122,925	2,345,411	51,236	1,097,821
Redeemed	(122,925)	(2,119,031)	(161,724)	(3,809,826)
	85,335	1,759,555	92,517	2,040,613
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	234,513	4,746,768	265,537	6,981,382
Issued in reinvestment of distributions	46,535	1,046,109	47	1,134
Redeemed	(61,497)	(1,243,421)	(40,704)	(1,098,894)
	219,551	4,549,456	224,880	5,883,622
R6 Class/Shares Authorized	80,000,000		50,000,000
Sold	4,611,293	102,121,857	9,462,609	256,807,769
Issued in reinvestment of distributions	2,448,923	56,080,343	574,222	14,189,017
Redeemed	(2,231,824)	(47,915,919)	(3,069,413)	(83,050,016)
	4,828,392	110,286,281	6,967,418	187,946,770
G Class/Shares Authorized	140,000,000		140,000,000
Sold	1,033,950	25,635,430	1,374,992	38,113,576
Issued in reinvestment of distributions	2,568,842	60,650,367	1,252,702	31,492,935
Redeemed	(521,028)	(14,702,111)	(2,531,086)	(68,264,803)
	3,081,764	71,583,686	96,608	1,341,708
Net increase (decrease)	22,594,657	$498,669,659	13,902,376	$353,243,408

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$31,997,830	$16,493,623	—
Containers and Packaging	14,512,724	26,422,789	—
Machinery	52,323,383	15,090,261	—
Oil, Gas and Consumable Fuels	30,268,010	18,998,697	—
Real Estate Management and Development	8,550,052	24,147,847	—
Other Industries	1,563,834,375	—	—
Short-Term Investments	18,734,044	30,771,288	—
	$1,720,220,418	$131,924,505	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,967,696	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$125,362	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $95,426,038.

The value of foreign currency risk derivative instruments as of April 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $1,967,696 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $125,362 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(849,502) in net realized gain (loss) on forward foreign currency exchange contract transactions and $4,034,281 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile.
9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,940,469,002
Gross tax appreciation of investments	$209,857,823
Gross tax depreciation of investments	(298,181,902)
Net tax appreciation (depreciation) of investments	$(88,324,079)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$27.32	(0.07)	(5.52)	(5.59)	(4.61)	$17.12	(23.91)%	1.17%(4)	1.17%(4)	(0.63)%(4)	(0.63)%(4)	32%	$525,872
2021	$22.00	(0.21)	8.25	8.04	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
2020	$17.54	(0.15)	5.61	5.46	(1.00)	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
2019	$18.08	(0.12)	1.91	1.79	(2.33)	$17.54	13.00%	1.28%	1.28%	(0.70)%	(0.70)%	92%	$392,956
2018	$16.70	(0.17)	1.65	1.48	(0.10)	$18.08	8.89%	1.27%	1.27%	(0.93)%	(0.93)%	116%	$386,455
2017	$12.96	(0.13)	4.45	4.32	(0.58)	$16.70	33.36%	1.36%	1.36%	(0.83)%	(0.83)%	70%	$361,029
I Class
2022(3)	$28.37	(0.05)	(5.78)	(5.83)	(4.61)	$17.93	(23.83)%	0.97%(4)	0.97%(4)	(0.43)%(4)	(0.43)%(4)	32%	$391,363
2021	$22.71	(0.17)	8.55	8.38	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
2020	$18.04	(0.11)	5.78	5.67	(1.00)	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
2019	$18.50	(0.09)	1.96	1.87	(2.33)	$18.04	13.16%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$305,249
2018	$17.04	(0.14)	1.70	1.56	(0.10)	$18.50	9.18%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$371,030
2017	$13.20	(0.09)	4.51	4.42	(0.58)	$17.04	33.51%	1.16%	1.16%	(0.63)%	(0.63)%	70%	$219,881

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$28.83	(0.03)	(5.89)	(5.92)	(4.61)	$18.30	(23.75)%	0.82%(4)	0.82%(4)	(0.28)%(4)	(0.28)%(4)	32%	$190,767
2021	$23.02	(0.13)	8.66	8.53	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
2020	$18.24	(0.10)	5.88	5.78	(1.00)	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.34%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$6,392
2018	$17.16	(0.07)	1.66	1.59	(0.10)	$18.65	9.29%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$1,778
2017(5)	$15.34	(0.06)	2.46	2.40	(0.58)	$17.16	15.67%	1.01%(4)	1.01%(4)	(0.61)%(4)	(0.61)%(4)	70%(6)	$6
A Class
2022(3)	$25.87	(0.09)	(5.18)	(5.27)	(4.61)	$15.99	(23.99)%	1.42%(4)	1.42%(4)	(0.88)%(4)	(0.88)%(4)	32%	$96,781
2021	$21.00	(0.26)	7.85	7.59	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
2020	$16.82	(0.19)	5.37	5.18	(1.00)	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200
2019	$17.49	(0.16)	1.82	1.66	(2.33)	$16.82	12.72%	1.53%	1.53%	(0.95)%	(0.95)%	92%	$80,127
2018	$16.19	(0.21)	1.61	1.40	(0.10)	$17.49	8.61%	1.52%	1.52%	(1.18)%	(1.18)%	116%	$77,764
2017	$12.61	(0.16)	4.32	4.16	(0.58)	$16.19	33.02%	1.61%	1.61%	(1.08)%	(1.08)%	70%	$80,654

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$22.08	(0.13)	(4.29)	(4.42)	(4.61)	$13.05	(24.31)%	2.17%(4)	2.17%(4)	(1.63)%(4)	(1.63)%(4)	32%	$8,595
2021	$18.38	(0.38)	6.80	6.42	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
2020	$14.94	(0.28)	4.72	4.44	(1.00)	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298
2019	$15.92	(0.25)	1.60	1.35	(2.33)	$14.94	11.84%	2.28%	2.28%	(1.70)%	(1.70)%	92%	$4,790
2018	$14.86	(0.32)	1.48	1.16	(0.10)	$15.92	7.83%	2.27%	2.27%	(1.93)%	(1.93)%	116%	$6,227
2017	$11.70	(0.25)	3.99	3.74	(0.58)	$14.86	31.99%	2.36%	2.36%	(1.83)%	(1.83)%	70%	$9,958
R Class
2022(3)	$24.84	(0.10)	(4.94)	(5.04)	(4.61)	$15.19	(24.07)%	1.67%(4)	1.67%(4)	(1.13)%(4)	(1.13)%(4)	32%	$9,055
2021	$20.30	(0.31)	7.57	7.26	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
2020	$16.33	(0.23)	5.20	4.97	(1.00)	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
2019	$17.09	(0.19)	1.76	1.57	(2.33)	$16.33	12.39%	1.78%	1.78%	(1.20)%	(1.20)%	92%	$6,099
2018	$15.86	(0.25)	1.58	1.33	(0.10)	$17.09	8.41%	1.77%	1.77%	(1.43)%	(1.43)%	116%	$5,687
2017	$12.40	(0.19)	4.23	4.04	(0.58)	$15.86	32.61%	1.86%	1.86%	(1.33)%	(1.33)%	70%	$3,761

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$28.39	(0.04)	(5.79)	(5.83)	(4.61)	$17.95	(23.80)%	0.97%(4)	0.97%(4)	(0.43)%(4)	(0.43)%(4)	32%	$7,983
2021	$22.73	(0.18)	8.56	8.38	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
2020	$18.05	(0.12)	5.80	5.68	(1.00)	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
2019	$18.51	(0.08)	1.95	1.87	(2.33)	$18.05	13.21%	1.08%	1.08%	(0.50)%	(0.50)%	92%	$7
2018	$17.05	(0.14)	1.70	1.56	(0.10)	$18.51	9.12%	1.07%	1.07%	(0.73)%	(0.73)%	116%	$7
2017(5)	$15.26	(0.07)	2.44	2.37	(0.58)	$17.05	15.56%	1.16%(4)	1.16%(4)	(0.76)%(4)	(0.76)%(4)	70%(6)	$6
R6 Class
2022(3)	$28.82	(0.03)	(5.89)	(5.92)	(4.61)	$18.29	(23.76)%	0.82%(4)	0.82%(4)	(0.28)%(4)	(0.28)%(4)	32%	$302,275
2021	$23.01	(0.13)	8.66	8.53	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
2020	$18.24	(0.09)	5.86	5.77	(1.00)	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.40%	0.93%	0.93%	(0.35)%	(0.35)%	92%	$48,763
2018	$17.15	(0.11)	1.71	1.60	(0.10)	$18.65	9.30%	0.92%	0.92%	(0.58)%	(0.58)%	116%	$39,687
2017	$13.26	(0.08)	4.55	4.47	(0.58)	$17.15	33.74%	1.01%	1.01%	(0.48)%	(0.48)%	70%	$28,077
G Class
2022(3)	$29.53	0.06	(6.06)	(6.00)	(4.61)	$18.92	(23.41)%	0.00%(4)(7)	0.82%(4)	0.54%(4)	(0.28)%(4)	32%	$303,034
2021	$23.35	0.10	8.80	8.90	(2.72)	$29.53	40.15%	0.00%(7)	0.82%	0.35%	(0.47)%	96%	$382,140
2020	$18.34	0.08	5.93	6.01	(1.00)	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803
2019(8)	$17.43	0.05	0.86	0.91	—	$18.34	5.22%	0.00%(4)(7)	0.93%(4)	0.52%(4)	(0.41)%(4)	92%(9)	$8,326

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Ratio was less than 0.005%.
(8)April 1, 2019 (commencement of sale) through October 31, 2019.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2206

Semiannual Report

April 30, 2022

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Short-Term Investments	1.4%
Other Assets and Liabilities	0.5%

Top Five Industries	% of net assets
Software	9.8%
Interactive Media and Services	5.0%
Semiconductors and Semiconductor Equipment	4.9%
Technology Hardware, Storage and Peripherals	4.8%
Health Care Providers and Services	4.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$869.50	$3.66	0.79%
I Class	$1,000	$870.40	$2.74	0.59%
Y Class	$1,000	$871.10	$2.04	0.44%
A Class	$1,000	$868.40	$4.82	1.04%
C Class	$1,000	$865.20	$8.28	1.79%
R Class	$1,000	$867.40	$5.97	1.29%
R5 Class	$1,000	$870.30	$2.74	0.59%
R6 Class	$1,000	$871.00	$2.04	0.44%
G Class	$1,000	$873.00	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.88	$3.96	0.79%
I Class	$1,000	$1,021.87	$2.96	0.59%
Y Class	$1,000	$1,022.61	$2.21	0.44%
A Class	$1,000	$1,019.64	$5.21	1.04%
C Class	$1,000	$1,015.92	$8.95	1.79%
R Class	$1,000	$1,018.40	$6.46	1.29%
R5 Class	$1,000	$1,021.87	$2.96	0.59%
R6 Class	$1,000	$1,022.61	$2.21	0.44%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	87,089	$37,632,899
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	171,136	30,801,057
Auto Components — 0.8%
Aptiv PLC(1)	240,779	25,618,886
Automobiles — 1.9%
Tesla, Inc.(1)	72,281	62,939,404
Banks — 3.3%
Bank of America Corp.	451,891	16,123,471
JPMorgan Chase & Co.	409,890	48,924,471
Regions Financial Corp.	2,026,117	41,981,144
		107,029,086
Beverages — 1.7%
PepsiCo, Inc.	317,338	54,490,108
Biotechnology — 0.8%
Amgen, Inc.	70,933	16,540,866
Vertex Pharmaceuticals, Inc.(1)	33,050	9,029,921
		25,570,787
Building Products — 1.6%
Johnson Controls International PLC	607,005	36,341,389
Masco Corp.	279,689	14,736,814
		51,078,203
Capital Markets — 4.4%
Ameriprise Financial, Inc.	78,720	20,899,373
BlackRock, Inc.	37,550	23,456,734
Intercontinental Exchange, Inc.	126,529	14,653,323
Morgan Stanley	603,105	48,604,232
S&P Global, Inc.	94,174	35,456,511
		143,070,173
Chemicals — 2.6%
Air Products and Chemicals, Inc.	54,868	12,842,953
Ecolab, Inc.	77,852	13,183,458
Linde PLC	138,237	43,124,414
Sherwin-Williams Co.	59,905	16,471,479
		85,622,304
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,296,718	63,513,248
Consumer Finance — 1.0%
American Express Co.	190,042	33,202,238
Containers and Packaging — 0.6%
Ball Corp.	240,444	19,514,435
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	610,174	28,251,056
Electric Utilities — 1.8%
NextEra Energy, Inc.	814,452	57,842,381
6

	Shares	Value
Electrical Equipment — 1.3%
Eaton Corp. PLC	159,013	$23,060,065
Generac Holdings, Inc.(1)	11,517	2,526,600
Rockwell Automation, Inc.	71,200	17,990,104
		43,576,769
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	154,729	25,248,678
Cognex Corp.	197,001	13,323,178
Keysight Technologies, Inc.(1)	183,719	25,770,264
		64,342,120
Energy Equipment and Services — 1.4%
Schlumberger NV	1,176,988	45,914,302
Entertainment — 1.4%
Electronic Arts, Inc.	105,832	12,493,468
Walt Disney Co.(1)	293,893	32,807,275
		45,300,743
Equity Real Estate Investment Trusts (REITs) — 2.7%
Prologis, Inc.	543,189	87,067,765
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	42,297	22,490,161
Sysco Corp.	463,232	39,597,071
		62,087,232
Food Products — 0.8%
Mondelez International, Inc., Class A	405,117	26,121,944
Vital Farms, Inc.(1)	122,802	1,412,223
		27,534,167
Health Care Equipment and Supplies — 1.9%
Edwards Lifesciences Corp.(1)	310,185	32,811,369
Medtronic PLC	230,321	24,036,300
ResMed, Inc.	30,261	6,051,292
		62,898,961
Health Care Providers and Services — 4.7%
Cigna Corp.	175,783	43,379,728
CVS Health Corp.	378,876	36,421,350
Humana, Inc.	34,923	15,525,369
UnitedHealth Group, Inc.	113,738	57,841,460
		153,167,907
Hotels, Restaurants and Leisure — 1.9%
Booking Holdings, Inc.(1)	11,293	24,961,031
Chipotle Mexican Grill, Inc.(1)	4,863	7,078,631
Expedia Group, Inc.(1)	168,976	29,528,556
		61,568,218
Household Products — 1.7%
Colgate-Palmolive Co.	188,089	14,492,257
Procter & Gamble Co.	262,023	42,067,793
		56,560,050
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	199,784	38,660,202
Insurance — 1.9%
Marsh & McLennan Cos., Inc.	134,086	21,681,706
Prudential Financial, Inc.	156,724	17,006,121
Travelers Cos., Inc.	130,716	22,360,279
		61,048,106
7

	Shares	Value
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A(1)	71,192	$162,473,670
Internet and Direct Marketing Retail — 3.1%
Amazon.com, Inc.(1)	40,605	100,929,006
IT Services — 4.2%
Accenture PLC, Class A	127,937	38,427,157
Mastercard, Inc., Class A	128,820	46,810,612
PayPal Holdings, Inc.(1)	59,570	5,237,990
Visa, Inc., Class A	229,080	48,823,820
		139,299,579
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	244,241	29,130,624
Thermo Fisher Scientific, Inc.	63,065	34,869,900
		64,000,524
Machinery — 2.3%
Cummins, Inc.	116,666	22,072,041
Deere & Co.	34,660	13,085,883
Parker-Hannifin Corp.	105,803	28,653,568
Xylem, Inc.	152,799	12,300,319
		76,111,811
Media — 0.4%
Comcast Corp., Class A	373,039	14,832,031
Multiline Retail — 0.6%
Target Corp.	80,462	18,397,636
Oil, Gas and Consumable Fuels — 1.8%
ConocoPhillips	632,534	60,419,648
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	52,149	13,770,465
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	565,315	42,551,260
Merck & Co., Inc.	357,082	31,669,603
Novo Nordisk A/S, B Shares	183,630	20,975,363
Zoetis, Inc.	163,189	28,925,250
		124,121,476
Road and Rail — 1.2%
Norfolk Southern Corp.	80,273	20,700,801
Union Pacific Corp.	74,963	17,563,082
		38,263,883
Semiconductors and Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	187,412	16,027,474
Analog Devices, Inc.	221,318	34,167,073
Applied Materials, Inc.	243,863	26,910,282
ASML Holding NV(2)	46,291	26,271,924
NVIDIA Corp.	314,606	58,349,975
		161,726,728
Software — 9.8%
Adobe, Inc.(1)	56,574	22,400,475
Microsoft Corp.	957,330	265,678,222
Salesforce, Inc.(1)	96,959	17,058,966
ServiceNow, Inc.(1)	18,827	9,001,189
Workday, Inc., Class A(1)	38,229	7,901,934
		322,040,786
8

	Shares/ Principal Amount	Value
Specialty Retail — 2.7%
Home Depot, Inc.	183,876	$55,236,350
TJX Cos., Inc.	370,650	22,713,432
Tractor Supply Co.	52,964	10,669,598
		88,619,380
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	994,450	156,775,042
Textiles, Apparel and Luxury Goods — 1.1%
Deckers Outdoor Corp.(1)	32,948	8,755,931
NIKE, Inc., Class B	233,210	29,081,287
		37,837,218
TOTAL COMMON STOCKS (Cost $2,334,907,942)		3,215,521,690
SHORT-TERM INVESTMENTS — 1.4%
Discount Notes — 0.2%
Federal Farm Credit Discount Notes, 0.23%, 5/2/22(3)	$6,800,000	6,800,000
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $618,842)	618,842	618,842
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $3,486,408), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $3,426,277)		3,426,206
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $34,949,367), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $34,264,685)		34,264,000
		37,690,206
TOTAL SHORT-TERM INVESTMENTS (Cost $45,109,004)		45,109,048
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $2,380,016,946)		3,260,630,738
OTHER ASSETS AND LIABILITIES — 0.5%		16,459,733
TOTAL NET ASSETS — 100.0%		$3,277,090,471

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	904,989	USD	1,002,981	JPMorgan Chase Bank N.A.	6/30/22	$(45,591)
EUR	1,503,069	USD	1,641,604	JPMorgan Chase Bank N.A.	6/30/22	(51,503)
EUR	767,273	USD	833,685	JPMorgan Chase Bank N.A.	6/30/22	(21,985)
EUR	794,816	USD	853,975	JPMorgan Chase Bank N.A.	6/30/22	(13,136)
EUR	924,663	USD	988,076	JPMorgan Chase Bank N.A.	6/30/22	(9,873)
EUR	720,057	USD	762,705	JPMorgan Chase Bank N.A.	6/30/22	(955)
USD	589,066	EUR	542,993	JPMorgan Chase Bank N.A.	6/30/22	14,632
USD	1,083,428	EUR	995,488	JPMorgan Chase Bank N.A.	6/30/22	30,299
USD	804,825	EUR	759,404	JPMorgan Chase Bank N.A.	6/30/22	1,449
USD	26,651,408	EUR	24,108,121	JPMorgan Chase Bank N.A.	6/30/22	1,147,355
USD	893,739	EUR	798,751	JPMorgan Chase Bank N.A.	6/30/22	48,738
						$1,099,430

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	246	June 2022	$50,768,250	$(1,461,013)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $25,746,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate market value of the collateral held by the fund was $27,524,556, all of which was securities collateral.
(3)The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,380,016,946) — including $25,746,383 of securities on loan	$3,260,630,738
Deposits with broker for futures contracts	2,755,200
Receivable for investments sold	13,194,978
Receivable for capital shares sold	1,160,285
Unrealized appreciation on forward foreign currency exchange contracts	1,242,473
Dividends and interest receivable	2,427,271
Securities lending receivable	2,836
3,281,413,781

Liabilities
Payable for capital shares redeemed	1,187,795
Payable for variation margin on futures contracts	2,116,448
Unrealized depreciation on forward foreign currency exchange contracts	143,043
Accrued management fees	838,745
Distribution and service fees payable	37,279
4,323,310

Net Assets	$3,277,090,471

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,407,519,785
Distributable earnings	869,570,686
$3,277,090,471

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$692,552,489	16,973,196	$40.80
I Class, $0.01 Par Value	$465,100,630	11,369,679	$40.91
Y Class, $0.01 Par Value	$18,170,409	443,673	$40.95
A Class, $0.01 Par Value	$90,589,365	2,231,213	$40.60*
C Class, $0.01 Par Value	$12,127,506	311,234	$38.97
R Class, $0.01 Par Value	$15,383,154	382,393	$40.23
R5 Class, $0.01 Par Value	$6,003,880	146,678	$40.93
R6 Class, $0.01 Par Value	$67,811,879	1,654,111	$41.00
G Class, $0.01 Par Value	$1,909,351,159	46,504,112	$41.06
*Maximum offering price $43.08 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $42,916)	$21,739,007
Interest	16,703
Securities lending, net	2,836
21,758,546

Expenses:
Management fees	9,935,829
Distribution and service fees:
A Class	121,952
C Class	68,073
R Class	43,644
Directors' fees and expenses	38,947
Other expenses	10,023
10,218,468
Fees waived - G Class	(4,739,538)
5,478,930

Net investment income (loss)	16,279,616

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	43,181,019
Forward foreign currency exchange contract transactions	2,085,212
Futures contract transactions	266,520
Foreign currency translation transactions	93
45,532,844

Change in net unrealized appreciation (depreciation) on:
Investments	(538,131,887)
Forward foreign currency exchange contracts	592,953
Futures contracts	(5,163,979)
Translation of assets and liabilities in foreign currencies	(7,501)
(542,710,414)

Net realized and unrealized gain (loss)	(497,177,570)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(480,897,954)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$16,279,616	$33,074,174
Net realized gain (loss)	45,532,844	121,812,224
Change in net unrealized appreciation (depreciation)	(542,710,414)	1,051,723,231
Net increase (decrease) in net assets resulting from operations	(480,897,954)	1,206,609,629

Distributions to Shareholders
From earnings:
Investor Class	(18,997,998)	(2,859,800)
I Class	(12,504,157)	(1,771,656)
Y Class	(523,036)	(77,746)
A Class	(2,155,985)	(103,188)
C Class	(301,327)	—
R Class	(345,587)	—
R5 Class	(152,501)	(21,739)
R6 Class	(1,671,016)	(59,111)
G Class	(71,512,712)	(23,737,820)
Decrease in net assets from distributions	(108,164,319)	(28,631,060)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(444,007)	(43,906,130)

Net increase (decrease) in net assets	(589,506,280)	1,134,072,439

Net Assets
Beginning of period	3,866,596,751	2,732,524,312
End of period	$3,277,090,471	$3,866,596,751

See Notes to Financial Statements.
13

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.
The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

14

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

15

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 42% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

16

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.750% to 0.790%	0.79%
I Class	0.550% to 0.590%	0.59%
Y Class	0.400% to 0.440%	0.44%
A Class	0.750% to 0.790%	0.79%
C Class	0.750% to 0.790%	0.79%
R Class	0.750% to 0.790%	0.79%
R5 Class	0.550% to 0.590%	0.59%
R6 Class	0.400% to 0.440%	0.44%
G Class	0.400% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $217,887,155 and $250,866,928, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	1,508,456	$69,392,814	2,943,466	$119,867,395
Issued in reinvestment of distributions	392,775	18,727,551	74,177	2,795,217
Redeemed	(2,310,707)	(106,647,271)	(3,342,394)	(138,556,743)
	(409,476)	(18,526,906)	(324,751)	(15,894,131)
I Class/Shares Authorized	60,000,000		50,000,000
Sold	2,771,925	126,905,636	4,571,811	189,617,073
Issued in reinvestment of distributions	246,421	11,771,507	43,915	1,657,803
Redeemed	(1,390,470)	(62,455,441)	(2,155,752)	(91,287,995)
	1,627,876	76,221,702	2,459,974	99,986,881
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	80,554	3,652,911	202,749	8,486,726
Issued in reinvestment of distributions	10,875	519,740	2,039	77,027
Redeemed	(39,709)	(1,801,378)	(52,839)	(2,276,009)
	51,720	2,371,273	151,949	6,287,744
A Class/Shares Authorized	50,000,000		50,000,000
Sold	306,690	14,039,656	656,928	26,696,842
Issued in reinvestment of distributions	39,834	1,891,744	2,368	88,920
Redeemed	(146,502)	(6,594,483)	(262,551)	(10,817,846)
	200,022	9,336,917	396,745	15,967,916
C Class/Shares Authorized	20,000,000		30,000,000
Sold	29,659	1,301,761	111,500	4,558,582
Issued in reinvestment of distributions	5,567	254,494	—	—
Redeemed	(37,719)	(1,639,503)	(112,229)	(4,368,283)
	(2,493)	(83,248)	(729)	190,299
R Class/Shares Authorized	25,000,000		30,000,000
Sold	97,397	4,426,486	208,379	8,474,299
Issued in reinvestment of distributions	7,335	345,587	—	—
Redeemed	(103,580)	(4,689,214)	(99,077)	(3,852,366)
	1,152	82,859	109,302	4,621,933
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	44,039	1,981,917	48,027	1,988,519
Issued in reinvestment of distributions	2,292	109,528	344	12,998
Redeemed	(20,240)	(862,875)	(22,394)	(924,057)
	26,091	1,228,570	25,977	1,077,460
R6 Class/Shares Authorized	30,000,000		50,000,000
Sold	821,615	37,789,484	1,386,839	58,488,762
Issued in reinvestment of distributions	34,929	1,671,016	1,563	59,111
Redeemed	(167,597)	(7,501,217)	(575,395)	(23,155,920)
	688,947	31,959,283	813,007	35,391,953
G Class/Shares Authorized	525,000,000		525,000,000
Sold	1,072,486	48,273,217	3,978,313	167,298,284
Issued in reinvestment of distributions	1,495,144	71,512,712	627,985	23,737,820
Redeemed	(4,689,665)	(222,820,386)	(9,001,254)	(382,572,289)
	(2,122,035)	(103,034,457)	(4,394,956)	(191,536,185)
Net increase (decrease)	61,804	$(444,007)	(763,482)	$(43,906,130)
18

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,168,274,403	$47,247,287	—
Short-Term Investments	618,842	44,490,206	—
	$3,168,893,245	$91,737,493	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,242,473	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,461,013	—	—
Forward Foreign Currency Exchange Contracts	—	$143,043	—
	$1,461,013	$143,043	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $44,295,733 futures contracts purchased.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $40,912,933.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$2,116,448
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,242,473	Unrealized depreciation on forward foreign currency exchange contracts	143,043
		$1,242,473		$2,259,491
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$266,520	Change in net unrealized appreciation (depreciation) on futures contracts	$(5,163,979)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	2,085,212	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	592,953
		$2,351,732		$(4,571,026)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,402,116,134
Gross tax appreciation of investments	$905,998,441
Gross tax depreciation of investments	(47,483,837)
Net tax appreciation (depreciation) of investments	$858,514,604

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2021, the fund had accumulated short-term capital losses of $(39,652,079), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. As a result of a shift in ownership of the fund, the utilization of these capital losses in any given year are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$48.06	0.09	(6.20)	(6.11)	(0.19)	(0.96)	(1.15)	$40.80	(13.05)%	0.79%(4)	0.79%(4)	0.41%(4)	0.41%(4)	6%	$692,552
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
2019	$28.19	0.33	3.77	4.10	(0.22)	(1.67)	(1.89)	$30.40	16.10%	0.80%	0.84%	1.14%	1.10%	33%	$118,225
2018	$27.22	0.26	1.52	1.78	(0.20)	(0.61)	(0.81)	$28.19	6.60%	0.95%	0.95%	0.91%	0.91%	41%	$142,923
2017	$21.75	0.23	5.51	5.74	(0.27)	—	(0.27)	$27.22	26.61%	1.00%	1.00%	0.95%	0.95%	18%	$135,315
I Class
2022(3)	$48.23	0.14	(6.21)	(6.07)	(0.29)	(0.96)	(1.25)	$40.91	(12.96)%	0.59%(4)	0.59%(4)	0.61%(4)	0.61%(4)	6%	$465,101
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
2019	$28.27	0.37	3.81	4.18	(0.28)	(1.67)	(1.95)	$30.50	16.37%	0.60%	0.64%	1.34%	1.30%	33%	$106,268
2018	$27.30	0.33	1.51	1.84	(0.26)	(0.61)	(0.87)	$28.27	6.80%	0.75%	0.75%	1.11%	1.11%	41%	$38,188
2017	$21.81	0.27	5.53	5.80	(0.31)	—	(0.31)	$27.30	26.88%	0.80%	0.80%	1.15%	1.15%	18%	$19,776

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$48.32	0.17	(6.22)	(6.05)	(0.36)	(0.96)	(1.32)	$40.95	(12.89)%	0.44%(4)	0.44%(4)	0.76%(4)	0.76%(4)	6%	$18,170
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
2019	$28.32	0.41	3.82	4.23	(0.32)	(1.67)	(1.99)	$30.56	16.56%	0.45%	0.49%	1.49%	1.45%	33%	$51,037
2018	$27.33	0.36	1.52	1.88	(0.28)	(0.61)	(0.89)	$28.32	6.93%	0.60%	0.60%	1.26%	1.26%	41%	$14,485
2017(5)	$23.89	0.16	3.28	3.44	—	—	—	$27.33	14.40%	0.65%(4)	0.65%(4)	1.10%(4)	1.10%(4)	18%(6)	$383
A Class
2022(3)	$47.77	0.04	(6.18)	(6.14)	(0.07)	(0.96)	(1.03)	$40.60	(13.16)%	1.04%(4)	1.04%(4)	0.16%(4)	0.16%(4)	6%	$90,589
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638
2019	$28.09	0.25	3.78	4.03	(0.16)	(1.67)	(1.83)	$30.29	15.81%	1.05%	1.09%	0.89%	0.85%	33%	$54,290
2018	$27.13	0.19	1.51	1.70	(0.13)	(0.61)	(0.74)	$28.09	6.31%	1.20%	1.20%	0.66%	0.66%	41%	$50,489
2017	$21.67	0.17	5.50	5.67	(0.21)	—	(0.21)	$27.13	26.34%	1.25%	1.25%	0.70%	0.70%	18%	$51,396

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$45.99	(0.13)	(5.93)	(6.06)	—	(0.96)	(0.96)	$38.97	(13.48)%	1.79%(4)	1.79%(4)	(0.59)%(4)	(0.59)%(4)	6%	$12,128
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178
2019	$27.48	0.04	3.71	3.75	—	(1.67)	(1.67)	$29.56	14.98%	1.80%	1.84%	0.14%	0.10%	33%	$10,149
2018	$26.63	(0.03)	1.49	1.46	—	(0.61)	(0.61)	$27.48	5.51%	1.95%	1.95%	(0.09)%	(0.09)%	41%	$11,277
2017	$21.27	(0.01)	5.41	5.40	(0.04)	—	(0.04)	$26.63	25.40%	2.00%	2.00%	(0.05)%	(0.05)%	18%	$17,904
R Class
2022(3)	$47.33	(0.02)	(6.12)	(6.14)	—	(0.96)	(0.96)	$40.23	(13.26)%	1.29%(4)	1.29%(4)	(0.09)%(4)	(0.09)%(4)	6%	$15,383
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
2019	$27.93	0.18	3.77	3.95	(0.09)	(1.67)	(1.76)	$30.12	15.56%	1.30%	1.34%	0.64%	0.60%	33%	$4,466
2018	$26.98	0.11	1.51	1.62	(0.06)	(0.61)	(0.67)	$27.93	6.04%	1.45%	1.45%	0.41%	0.41%	41%	$3,223
2017	$21.55	0.11	5.47	5.58	(0.15)	—	(0.15)	$26.98	26.03%	1.50%	1.50%	0.45%	0.45%	18%	$3,910

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$48.26	0.14	(6.22)	(6.08)	(0.29)	(0.96)	(1.25)	$40.93	(12.97)%	0.59%(4)	0.59%(4)	0.61%(4)	0.61%(4)	6%	$6,004
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
2019	$28.29	0.38	3.80	4.18	(0.28)	(1.67)	(1.95)	$30.52	16.36%	0.60%	0.64%	1.34%	1.30%	33%	$1,314
2018	$27.30	0.32	1.52	1.84	(0.24)	(0.61)	(0.85)	$28.29	6.82%	0.75%	0.75%	1.11%	1.11%	41%	$1,344
2017(5)	$23.89	0.15	3.26	3.41	—	—	—	$27.30	14.27%	0.80%(4)	0.80%(4)	1.07%(4)	1.07%(4)	18%(6)	$6
R6 Class
2022(3)	$48.37	0.17	(6.22)	(6.05)	(0.36)	(0.96)	(1.32)	$41.00	(12.90)%	0.44%(4)	0.44%(4)	0.76%(4)	0.76%(4)	6%	$67,812
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150
2019(7)	$28.05	0.21	2.30	2.51	—	—	—	$30.56	8.95%	0.44%(4)	0.49%(4)	1.18%(4)	1.13%(4)	33%(8)	$3,979
G Class
2022(3)	$48.54	0.27	(6.22)	(5.95)	(0.57)	(0.96)	(1.53)	$41.06	(12.70)%	0.00%(4)(9)	0.44%(4)	1.20%(4)	0.76%(4)	6%	$1,909,351
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%(9)	0.44%	1.25%	0.81%	18%	$2,360,362
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%(9)	0.48%	1.67%	1.19%	36%	$1,800,919
2019(7)	$28.05	0.37	2.22	2.59	—	—	—	$30.64	9.23%	0.00%(4)(9)	0.49%(4)	2.04%(4)	1.55%(4)	33%(8)	$497,635

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)April 1, 2019 (commencement of sale) through October 31, 2019.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.
(9)Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2206

Semiannual Report

April 30, 2022

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	15.3%
IT Services	12.7%
Interactive Media and Services	10.2%
Software	9.6%
Semiconductors and Semiconductor Equipment	8.1%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
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	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$788.60	$4.17	0.94%
I Class	$1,000	$789.40	$3.28	0.74%
Y Class	$1,000	$790.00	$2.62	0.59%
A Class	$1,000	$787.50	$5.27	1.19%
C Class	$1,000	$784.70	$8.58	1.94%
R Class	$1,000	$786.50	$6.38	1.44%
R5 Class	$1,000	$789.40	$3.28	0.74%
R6 Class	$1,000	$789.90	$2.62	0.59%
G Class	$1,000	$792.30	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.13	$4.71	0.94%
I Class	$1,000	$1,021.13	$3.71	0.74%
Y Class	$1,000	$1,021.87	$2.96	0.59%
A Class	$1,000	$1,018.89	$5.96	1.19%
C Class	$1,000	$1,015.17	$9.69	1.94%
R Class	$1,000	$1,017.65	$7.20	1.44%
R5 Class	$1,000	$1,021.13	$3.71	0.74%
R6 Class	$1,000	$1,021.87	$2.96	0.59%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.
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Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 5.3%
Tesla, Inc.(1)	1,045,000	$909,944,200
Banks — 0.3%
JPMorgan Chase & Co.	501,000	59,799,360
Beverages — 1.4%
Constellation Brands, Inc., Class A	1,002,000	246,582,180
Biotechnology — 3.4%
Biogen, Inc.(1)	262,000	54,349,280
Genmab A/S(1)	373,000	131,162,255
Regeneron Pharmaceuticals, Inc.(1)	599,000	394,806,890
		580,318,425
Capital Markets — 0.9%
MSCI, Inc.	389,000	163,866,250
Chemicals — 0.2%
Ecolab, Inc.	239,000	40,472,260
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	682,000	77,509,300
Distributors — 0.4%
Pool Corp.	153,000	61,998,660
Electrical Equipment — 1.0%
Acuity Brands, Inc.	759,000	130,912,320
Rockwell Automation, Inc.	172,000	43,459,240
		174,371,560
Electronic Equipment, Instruments and Components — 0.6%
Cognex Corp.	657,000	44,432,910
Keyence Corp.	127,900	51,416,327
		95,849,237
Entertainment — 1.2%
Netflix, Inc.(1)	528,000	100,510,080
Walt Disney Co.(1)	959,000	107,053,170
		207,563,250
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	678,000	360,506,160
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	90,000	25,792,200
DexCom, Inc.(1)	217,000	88,661,860
Edwards Lifesciences Corp.(1)	1,614,000	170,728,920
IDEXX Laboratories, Inc.(1)	313,000	134,740,240
Insulet Corp.(1)	278,000	66,439,220
Intuitive Surgical, Inc.(1)	1,826,430	437,064,699
		923,427,139
Health Care Providers and Services — 4.2%
Guardant Health, Inc.(1)	804,000	49,606,800
UnitedHealth Group, Inc.	1,336,000	679,422,800
		729,029,600
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	223,000	324,601,030
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	Shares	Value
Wingstop, Inc.	676,000	$62,029,760
		386,630,790
Household Durables — 0.5%
Sonos, Inc.(1)	3,602,000	82,197,640
Interactive Media and Services — 10.2%
Alphabet, Inc., Class A(1)	288,955	659,450,212
Alphabet, Inc., Class C(1)	317,000	728,887,610
Meta Platforms, Inc., Class A(1)	1,818,000	364,454,460
		1,752,792,282
Internet and Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)	436,294	1,084,465,455
IT Services — 12.7%
Adyen NV(1)	122,000	204,629,790
Block, Inc.(1)	1,415,000	140,849,100
Mastercard, Inc., Class A	2,256,779	820,068,353
Okta, Inc.(1)	436,000	52,019,160
PayPal Holdings, Inc.(1)	1,584,000	139,281,120
Shopify, Inc., Class A(1)	220,453	94,093,750
Visa, Inc., Class A	3,435,000	732,101,550
		2,183,042,823
Machinery — 1.7%
Donaldson Co., Inc.	704,557	34,551,475
Nordson Corp.	405,000	87,354,450
Westinghouse Air Brake Technologies Corp.	1,219,000	109,600,290
Yaskawa Electric Corp.	1,951,800	66,274,240
		297,780,455
Oil, Gas and Consumable Fuels — 1.0%
EOG Resources, Inc.	1,513,000	176,657,880
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	611,000	161,340,660
Road and Rail — 0.9%
J.B. Hunt Transport Services, Inc.	955,000	163,161,750
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	4,189,000	358,243,280
Analog Devices, Inc.	1,258,000	194,210,040
Applied Materials, Inc.	2,816,000	310,745,600
ASML Holding NV(2)	133,000	75,482,617
NVIDIA Corp.	2,430,000	450,692,100
		1,389,373,637
Software — 9.6%
DocuSign, Inc.(1)	1,465,000	118,665,000
Microsoft Corp.	4,457,000	1,236,906,640
Paycom Software, Inc.(1)	312,000	87,818,640
Salesforce, Inc.(1)	448,000	78,821,120
Zscaler, Inc.(1)	655,000	132,794,700
		1,655,006,100
Technology Hardware, Storage and Peripherals — 15.3%
Apple, Inc.	16,726,464	2,636,927,050
Textiles, Apparel and Luxury Goods — 3.6%
lululemon athletica, Inc.(1)	928,000	329,096,640
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	Shares	Value
NIKE, Inc., Class B	2,302,000	$287,059,400
		616,156,040
TOTAL COMMON STOCKS (Cost $5,556,795,377)		17,216,770,143
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	528,702	528,702
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $3,419,420), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $3,360,445)		3,360,375
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $34,278,142), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $33,606,672)		33,606,000
		36,966,375
TOTAL SHORT-TERM INVESTMENTS (Cost $37,495,077)		37,495,077
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,594,290,454)		17,254,265,220
OTHER ASSETS AND LIABILITIES†		(2,994,978)
TOTAL NET ASSETS — 100.0%		$17,251,270,242

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,452,560	USD	10,476,083	JPMorgan Chase Bank N.A.	6/30/22	$(476,192)
EUR	7,596,940	USD	8,297,135	JPMorgan Chase Bank N.A.	6/30/22	(260,310)
EUR	6,788,080	USD	7,375,629	JPMorgan Chase Bank N.A.	6/30/22	(194,499)
EUR	6,280,560	USD	6,711,281	JPMorgan Chase Bank N.A.	6/30/22	(67,058)
USD	158,699,401	EUR	143,929,500	JPMorgan Chase Bank N.A.	6/30/22	6,435,961
USD	10,044,276	EUR	8,976,760	JPMorgan Chase Bank N.A.	6/30/22	547,736
USD	5,295,725	EUR	4,853,160	JPMorgan Chase Bank N.A.	6/30/22	161,552
JPY	371,912,450	USD	2,923,716	Bank of America N.A.	6/30/22	(51,921)
USD	47,211,700	JPY	5,684,326,900	Bank of America N.A.	6/30/22	3,319,046
						$9,414,315

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,602,801. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $29,509,187 all of which is securities collateral.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,594,290,454) — including $27,602,801 of securities on loan	$17,254,265,220
Foreign currency holdings, at value (cost of $156)	155
Receivable for capital shares sold	4,247,343
Unrealized appreciation on forward foreign currency exchange contracts	10,464,295
Dividends and interest receivable	2,980,882
Securities lending receivable	688
17,271,958,583

Liabilities
Payable for capital shares redeemed	5,292,220
Unrealized depreciation on forward foreign currency exchange contracts	1,049,980
Accrued management fees	14,262,825
Distribution and service fees payable	83,316
20,688,341

Net Assets	$17,251,270,242

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,835,126,752
Distributable earnings	12,416,143,490
$17,251,270,242

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$15,539,504,395	225,416,031	$68.94
I Class, $0.01 Par Value	$742,789,418	10,254,315	$72.44
Y Class, $0.01 Par Value	$2,905,030	39,795	$73.00
A Class, $0.01 Par Value	$193,590,696	2,996,435	$64.61*
C Class, $0.01 Par Value	$27,085,373	532,839	$50.83
R Class, $0.01 Par Value	$35,033,490	566,178	$61.88
R5 Class, $0.01 Par Value	$6,452,779	89,016	$72.49
R6 Class, $0.01 Par Value	$703,900,824	9,654,663	$72.91
G Class, $0.01 Par Value	$8,237	111	$74.21
*Maximum offering price $68.55 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $54,707)	$48,554,585
Interest	33,006
Securities lending, net	761
48,588,352

Expenses:
Management fees	93,112,457
Distribution and service fees:
A Class	286,579
C Class	159,908
R Class	94,553
Directors' fees and expenses	218,481
Other expenses	3,215
93,875,193
Fees waived(1)	(737,350)
93,137,843

Net investment income (loss)	(44,549,491)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	873,406,617
Forward foreign currency exchange contract transactions	19,983,875
Foreign currency translation transactions	(303,346)
893,087,146

Change in net unrealized appreciation (depreciation) on:
Investments	(5,489,800,815)
Forward foreign currency exchange contracts	3,203,494
Translation of assets and liabilities in foreign currencies	(32,901)
(5,486,630,222)

Net realized and unrealized gain (loss)	(4,593,543,076)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,638,092,567)
(1)Amount consists of $667,586, $30,523, $105, $8,298, $1,173, $1,388, $54, $28,195 and $28 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$(44,549,491)	$(88,743,075)
Net realized gain (loss)	893,087,146	1,443,226,828
Change in net unrealized appreciation (depreciation)	(5,486,630,222)	5,644,520,235
Net increase (decrease) in net assets resulting from operations	(4,638,092,567)	6,999,003,988

Distributions to Shareholders
From earnings:
Investor Class	(1,280,661,900)	(467,326,500)
I Class	(52,994,662)	(17,883,963)
Y Class	(187,141)	(63,933)
A Class	(17,349,811)	(5,531,503)
C Class	(2,961,708)	(1,020,550)
R Class	(2,905,579)	(950,777)
R5 Class	(22,646)	(8,037)
R6 Class	(48,932,667)	(16,143,769)
G Class	(620)	(216)
Decrease in net assets from distributions	(1,406,016,734)	(508,929,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,118,624,568	(280,882,692)

Net increase (decrease) in net assets	(4,925,484,733)	6,209,192,048

Net Assets
Beginning of period	22,176,754,975	15,967,562,927
End of period	$17,251,270,242	$22,176,754,975

See Notes to Financial Statements.
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Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.938% for Investor Class, A Class, C Class and R Class, 0.738% for I Class and R5 Class, and 0.588% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2023 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

14

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2022 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.95%	0.94%
I Class	0.600% to 0.790%	0.75%	0.74%
Y Class	0.450% to 0.640%	0.60%	0.59%
A Class	0.800% to 0.990%	0.95%	0.94%
C Class	0.800% to 0.990%	0.95%	0.94%
R Class	0.800% to 0.990%	0.95%	0.94%
R5 Class	0.600% to 0.790%	0.75%	0.74%
R6 Class	0.450% to 0.640%	0.60%	0.59%
G Class	0.450% to 0.640%	0.60%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,478,185 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $974,642 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 were $1,285,624,458 and $1,583,792,004, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	4,531,039	$364,318,934	7,547,892	$605,584,773
Issued in reinvestment of distributions	14,055,477	1,225,918,703	5,974,884	441,487,528
Redeemed	(9,496,390)	(770,023,299)	(17,884,083)	(1,445,704,546)
	9,090,126	820,214,338	(4,361,307)	(398,632,245)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	2,308,118	197,123,374	2,267,799	193,001,088
Issued in reinvestment of distributions	526,979	48,255,456	199,466	15,400,784
Redeemed	(1,189,808)	(101,145,867)	(2,356,115)	(195,101,975)
	1,645,289	144,232,963	111,150	13,299,897
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	7,815	658,211	7,722	620,293
Issued in reinvestment of distributions	1,273	117,405	519	40,282
Redeemed	(797)	(73,487)	(1,275)	(107,897)
	8,291	702,129	6,966	552,678
A Class/Shares Authorized	60,000,000		60,000,000
Sold	452,202	34,284,248	776,974	59,920,322
Issued in reinvestment of distributions	202,249	16,548,069	74,944	5,231,113
Redeemed	(569,438)	(42,543,859)	(610,136)	(45,317,012)
	85,013	8,288,458	241,782	19,834,423
C Class/Shares Authorized	20,000,000		30,000,000
Sold	78,085	4,746,225	121,827	7,492,607
Issued in reinvestment of distributions	39,175	2,529,562	15,854	895,771
Redeemed	(75,667)	(4,448,361)	(121,137)	(7,314,579)
	41,593	2,827,426	16,544	1,073,799
R Class/Shares Authorized	30,000,000		30,000,000
Sold	117,131	8,310,191	209,513	15,189,667
Issued in reinvestment of distributions	37,039	2,905,336	14,033	944,041
Redeemed	(79,146)	(5,806,906)	(173,293)	(12,606,839)
	75,024	5,408,621	50,253	3,526,869
R5 Class/Shares Authorized	20,000,000		30,000,000
Sold	85,161	6,702,347	576	47,459
Issued in reinvestment of distributions	80	7,330	38	2,899
Redeemed	(15)	(1,152)	(545)	(43,991)
	85,226	6,708,525	69	6,367
R6 Class/Shares Authorized	110,000,000		110,000,000
Sold	1,991,853	168,078,071	3,631,693	313,904,796
Issued in reinvestment of distributions	525,013	48,359,000	205,433	15,925,151
Redeemed	(1,013,060)	(86,195,583)	(3,016,020)	(250,374,643)
	1,503,806	130,241,488	821,106	79,455,304
G Class/Shares Authorized	80,000,000		80,000,000
Issued in reinvestment of distributions	7	620	2	216
Net increase (decrease)	12,534,375	$1,118,624,568	(3,113,435)	$(280,882,692)

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,687,804,914	$528,965,229	—
Short-Term Investments	528,702	36,966,375	—
	$16,688,333,616	$565,931,604	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,464,295	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,049,980	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $336,682,120.

17

The value of foreign currency risk derivative instruments as of April 30, 2022, is disclosed on the Statement of Assets and Liabilities as an asset of $10,464,295 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,049,980 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2022, the effect of foreign currency risk derivative instruments on the Statement of Operations was $19,983,875 in net realized gain (loss) on forward foreign currency exchange contract transactions and $3,203,494 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,604,712,048
Gross tax appreciation of investments	$11,956,922,013
Gross tax depreciation of investments	(307,368,841)
Net tax appreciation (depreciation) of investments	$11,649,553,172

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2021, the fund had late-year ordinary loss deferrals of $(86,663,062), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$93.37	(0.19)	(18.30)	(18.49)	—	(5.94)	(5.94)	$68.94	(21.14)%	0.94%(4)	0.95%(4)	(0.46)%(4)	(0.47)%(4)	6%	$15,539,504
2021	$66.38	(0.38)	29.49	29.11	—	(2.12)	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
2020	$50.27	(0.21)	18.55	18.34	—	(2.23)	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
2019	$47.74	(0.06)	5.92	5.86	—	(3.33)	(3.33)	$50.27	13.83%	0.97%	0.97%	(0.13)%	(0.13)%	13%	$11,308,500
2018	$44.59	(0.06)	5.82	5.76	(0.07)	(2.54)	(2.61)	$47.74	13.44%	0.97%	0.97%	(0.12)%	(0.12)%	17%	$10,524,969
2017	$35.83	0.07	10.39	10.46	(0.10)	(1.60)	(1.70)	$44.59	30.42%	0.98%	0.98%	0.17%	0.17%	16%	$9,593,102
I Class
2022(3)	$97.72	(0.11)	(19.23)	(19.34)	—	(5.94)	(5.94)	$72.44	(21.06)%	0.74%(4)	0.75%(4)	(0.26)%(4)	(0.27)%(4)	6%	$742,789
2021	$69.25	(0.23)	30.82	30.59	—	(2.12)	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
2020	$52.25	(0.10)	19.33	19.23	—	(2.23)	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
2019	$49.39	0.03	6.16	6.19	—	(3.33)	(3.33)	$52.25	14.05%	0.77%	0.77%	0.07%	0.07%	13%	$365,036
2018	$46.04	0.03	6.02	6.05	(0.16)	(2.54)	(2.70)	$49.39	13.68%	0.77%	0.77%	0.08%	0.08%	17%	$402,938
2017	$36.95	0.14	10.73	10.87	(0.18)	(1.60)	(1.78)	$46.04	30.66%	0.78%	0.78%	0.37%	0.37%	16%	$322,059

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$98.36	(0.05)	(19.37)	(19.42)	—	(5.94)	(5.94)	$73.00	(21.00)%	0.59%(4)	0.60%(4)	(0.11)%(4)	(0.12)%(4)	6%	$2,905
2021	$69.59	(0.11)	31.00	30.89	—	(2.12)	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
2020	$52.42	(0.01)	19.41	19.40	—	(2.23)	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
2019	$49.47	0.10	6.18	6.28	—	(3.33)	(3.33)	$52.42	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$1,259
2018	$46.07	0.11	6.02	6.13	(0.19)	(2.54)	(2.73)	$49.47	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$944
2017(5)	$39.40	0.10	6.57	6.67	—	—	—	$46.07	16.93%	0.63%(4)	0.63%(4)	0.43%(4)	0.43%(4)	16%(6)	$6
A Class
2022(3)	$87.98	(0.27)	(17.16)	(17.43)	—	(5.94)	(5.94)	$64.61	(21.25)%	1.19%(4)	1.20%(4)	(0.71)%(4)	(0.72)%(4)	6%	$193,591
2021	$62.81	(0.56)	27.85	27.29	—	(2.12)	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
2020	$47.79	(0.34)	17.59	17.25	—	(2.23)	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682
2019	$45.67	(0.17)	5.62	5.45	—	(3.33)	(3.33)	$47.79	13.54%	1.22%	1.22%	(0.38)%	(0.38)%	13%	$116,630
2018	$42.80	(0.17)	5.58	5.41	—	(2.54)	(2.54)	$45.67	13.15%	1.22%	1.22%	(0.37)%	(0.37)%	17%	$102,806
2017	$34.45	(0.04)	10.00	9.96	(0.01)	(1.60)	(1.61)	$42.80	30.10%	1.23%	1.23%	(0.08)%	(0.08)%	16%	$83,130

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$70.74	(0.44)	(13.53)	(13.97)	—	(5.94)	(5.94)	$50.83	(21.53)%	1.94%(4)	1.95%(4)	(1.46)%(4)	(1.47)%(4)	6%	$27,085
2021	$51.23	(0.91)	22.54	21.63	—	(2.12)	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
2020	$39.65	(0.62)	14.43	13.81	—	(2.23)	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320
2019	$38.77	(0.43)	4.64	4.21	—	(3.33)	(3.33)	$39.65	12.69%	1.97%	1.97%	(1.13)%	(1.13)%	13%	$16,676
2018	$36.96	(0.45)	4.80	4.35	—	(2.54)	(2.54)	$38.77	12.32%	1.97%	1.97%	(1.12)%	(1.12)%	17%	$10,700
2017	$30.17	(0.28)	8.67	8.39	—	(1.60)	(1.60)	$36.96	29.12%	1.98%	1.98%	(0.83)%	(0.83)%	16%	$5,359
R Class
2022(3)	$84.62	(0.35)	(16.45)	(16.80)	—	(5.94)	(5.94)	$61.88	(21.35)%	1.44%(4)	1.45%(4)	(0.96)%(4)	(0.97)%(4)	6%	$35,033
2021	$60.62	(0.72)	26.84	26.12	—	(2.12)	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
2020	$46.31	(0.46)	17.00	16.54	—	(2.23)	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
2019	$44.47	(0.28)	5.45	5.17	—	(3.33)	(3.33)	$46.31	13.26%	1.47%	1.47%	(0.63)%	(0.63)%	13%	$17,240
2018	$41.84	(0.28)	5.45	5.17	—	(2.54)	(2.54)	$44.47	12.87%	1.47%	1.47%	(0.62)%	(0.62)%	17%	$15,137
2017	$33.79	(0.12)	9.77	9.65	—	(1.60)	(1.60)	$41.84	29.75%	1.48%	1.48%	(0.33)%	(0.33)%	16%	$11,345

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$97.78	(0.11)	(19.24)	(19.35)	—	(5.94)	(5.94)	$72.49	(21.06)%	0.74%(4)	0.75%(4)	(0.26)%(4)	(0.27)%(4)	6%	$6,453
2021	$69.29	(0.23)	30.84	30.61	—	(2.12)	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
2020	$52.28	(0.12)	19.36	19.24	—	(2.23)	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
2019	$49.42	0.01	6.18	6.19	—	(3.33)	(3.33)	$52.28	14.04%	0.77%	0.77%	0.07%	0.07%	13%	$94
2018	$46.04	0.04	6.02	6.06	(0.14)	(2.54)	(2.68)	$49.42	13.69%	0.77%	0.77%	0.08%	0.08%	17%	$7
2017(5)	$39.41	0.07	6.56	6.63	—	—	—	$46.04	16.82%	0.78%(4)	0.78%(4)	0.28%(4)	0.28%(4)	16%(6)	$6
R6 Class
2022(3)	$98.25	(0.05)	(19.35)	(19.40)	—	(5.94)	(5.94)	$72.91	(21.01)%	0.59%(4)	0.60%(4)	(0.11)%(4)	(0.12)%(4)	6%	$703,901
2021	$69.51	(0.11)	30.97	30.86	—	(2.12)	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
2020	$52.36	—(7)	19.38	19.38	—	(2.23)	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
2019	$49.42	0.10	6.17	6.27	—	(3.33)	(3.33)	$52.36	14.22%	0.62%	0.62%	0.22%	0.22%	13%	$461,623
2018	$46.07	0.10	6.02	6.12	(0.23)	(2.54)	(2.77)	$49.42	13.85%	0.62%	0.62%	0.23%	0.23%	17%	$369,109
2017	$36.97	0.18	10.75	10.93	(0.23)	(1.60)	(1.83)	$46.07	30.86%	0.63%	0.63%	0.52%	0.52%	16%	$233,309

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$99.61	0.21	(19.67)	(19.46)	—	(5.94)	(5.94)	$74.21	(20.77)%	0.00%(4)(8)	0.60%(4)	0.48%(4)	(0.12)%(4)	6%	$8
2021	$70.04	0.42	31.27	31.69	—	(2.12)	(2.12)	$99.61	46.08%	0.00%(8)	0.60%	0.48%	(0.12)%	8%	$10
2020	$52.44	0.37	19.46	19.83	—	(2.23)	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7
2019(9)	$51.28	0.10	1.06	1.16	—	—	—	$52.44	2.26%	0.00%(4)(8)	0.62%(4)	0.78%(4)	0.16%(4)	13%(10)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Per-share amount was less than $0.005.
(8)Ratio was less than 0.005%.
(9)August 1, 2019 (commencement of sale) through October 31, 2019.
(10)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2206

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 23, 2022